As filed with the U.S. Securities and Exchange Commission on January 10, 2021

1933 Act File No. 333-184169

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

Pre-Effective Amendment No. ___            Post-Effective Amendment No. ___

Managed Portfolio Series
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices, Zip Code)

(414) 287-3700
(Registrant’s Telephone Number)

Brian R. Wiedmeyer, President and Principal Executive Officer
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copy to:

Michael P. O'Hare, Esq.
Stradley Ronon Stevens & Young, LLP.
2005 Market Street, Suite 2600
Philadelphia, PA 19103

Title of Securities being Registered: Class A, Class C, and Institutional Class shares of the Kensington Managed Income Fund and Class A, Class C, and Institutional Class shares of the Kensington Dynamic Growth Fund.

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this Registration Statement will become effective on February 9, 2021 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

Kensington Managed Income Fund
Kensington Dynamic Growth Fund
a series of Advisors Preferred Trust

Dear Shareholder:

I am writing to let you know that a meeting (the “Meeting”) of shareholders of the Kensington Managed Income Fund (the “Target Income Fund”) and the Kensington Dynamic Growth Fund (the “Target Growth Fund” and with the Target Income Fund, together the “Target Funds”) has been scheduled for [...], 2022 at 1:00 p.m., Eastern time. If you plan to attend the Meeting, please follow the registration instructions as outlined in the enclosed Proxy Statement/Prospectus. The Meeting has been called to consider an important proposal affecting the Target Funds. The enclosed Proxy Statement/Prospectus describes (1) a proposal to reorganize the Target Income Fund and Target Growth Fund into newly created mutual funds within Managed Portfolio Series (the “Acquiring Trust”), which are also called the Kensington Managed Income Fund (the “Acquiring Income Fund”) and the Kensington Dynamic Growth Fund (the “Acquiring Growth Fund” and with the Acquiring Income Fund, together the “Acquiring Funds”). Shareholders of the Target Funds will receive shares of the corresponding Acquiring Funds in a transaction that is intended to be a tax-free transaction under the Internal Revenue Code of 1986, as amended.

If approved by shareholders, the Reorganization will occur on or about April [...], 2022.  On that date, the Acquiring Funds will acquire all of the assets and assume all of the liabilities of the corresponding Target Funds; shareholders of the Target Funds will receive a number of full and fractional shares of each designated class of the corresponding Acquiring Funds equal in aggregate net asset value to such shareholder’s shares of the designated class of the Target Fund held at the time of the exchange; and the Target Funds will be dissolved (each transaction with respect to each Target Fund and its corresponding Acquiring Fund, a “Reorganization”).  The enclosed Proxy Statement/Prospectus describes the Reorganization in greater detail and contains important information about the Acquiring Fund.

The Reorganization has been carefully reviewed by the Target Fund’s Board of Trustees (the “Target Fund Board”).  The Target Fund Board is responsible for protecting your interests as a shareholder.  The Target Fund Board believes the Reorganization is in the best interests of the Target Funds and approved the Reorganization on December 15, 2021. The Target Fund Board recommends that you vote in favor of the proposal and approve the Reorganization.

Please read the enclosed materials and cast your vote on the proxy card(s) or by telephone or via the Internet. Please vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be. Thank you for your participation in this important initiative.

Sincerely,

/s/ [...]

Catherine Ayers-Rigsby
President
[…], 2022

Advisors Preferred Trust
1445 Research Boulevard, Suite 530
Rockville, Maryland 20850

Notice of Special Meeting of Shareholders of the
Kensington Managed Income Fund
Kensington Dynamic Growth Fund

A special meeting (the “Meeting”) of shareholders of the Kensington Managed Income Fund (the “Target Income Fund”) and the Kensington Dynamic Growth Fund (the “Target Growth Fund” and with the Target Income Fund, together the “Target Funds”), both series of Advisors Preferred Trust (the “Target Trust”), has been scheduled for March [...], 2022 at 1:00 p.m. Eastern time, to be held at 41 S. High St., 17th Floor, Columbus, Ohio 43215, to vote on the following proposal (the “Proposal”), and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

Proposal for the Kensington Managed Income Fund:

To approve an Agreement and Plan of Reorganization by and between Advisors Preferred Trust (the "Target Trust") and Managed Portfolio Series (the "Acquiring Trust") which provides for the reorganization of the Kensington Managed Income Fund (the "Target Income Fund") into a newly created series within the Acquiring Trust which is also called the Kensington Managed Income Fund (the "Acquiring Income Fund"), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Income Fund by the Acquiring Income Fund in exchange for shares of the Acquiring Income Fund; (b) the distribution of such shares to the shareholders of the Target Income Fund; and (c) the liquidation and termination of the Target Income Fund (the "Income Fund Reorganization").

Proposal for the Kensington Dynamic Growth Fund:

To approve an Agreement and Plan of Reorganization by and between the Advisors Preferred Trust (the "Target Trust") and Managed Portfolio Series (the "Acquiring Trust") which provides for the reorganization of the Kensington Dynamic Growth Fund (the "Target Growth Fund") into a newly created series within the Acquiring Trust which is also called the Kensington Dynamic Growth Fund (the "Acquiring Growth Fund"), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Growth Fund by the Acquiring Growth Fund in exchange for shares of the Acquiring Growth Fund; (b) the distribution of such shares to the shareholders of the Target Growth Fund; and (c) the liquidation and termination of the Target Growth Fund (the "Growth Fund Reorganization").

Fund shareholders of record as of the close of business on [...], 2021 are entitled to receive notice of, and to vote at, the Meeting or any adjournment thereof. If any other proposals in addition to the Proposal properly come before the Meeting or any adjournment or postponement thereof, then the shareholders of the relevant Target Fund will vote separately on each such proposal.

The Target Trust’s Board of Trustees (the "Target Fund Board") has approved the Agreement and Plan of Reorganization and recommends that shareholders of the Target Fund cast their vote “FOR” the proposal as described in the accompanying Proxy Statement/Prospectus.

Please vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or by voting by telephone or via the internet using the instructions on the proxy card. If you are voting by mail, please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned. Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by participating in the virtual Meeting and casting your vote.

By order of the Target Fund Board,

/s/ [...]

Catherine Ayers-Rigsby
President
[…], 2022

Kensington Managed Income Fund Kensington Dynamic Growth Fund each a series of	Kensington Managed Income Fund Kensington Dynamic Growth Fund each a series of
Advisors Preferred Trust 1445 Research Boulevard, Suite 530 Rockville, Maryland 20850	Managed Portfolio Series 615 East Michigan Street Milwaukee, Wisconsin 53202
Proxy Statement/Prospectus
[…], 2022

This Proxy Statement/Prospectus is provided in connection with the solicitation of proxies to be voted at a special meeting of shareholders (the “Meeting”) of the Kensington Managed Income Fund (the “Target Income Fund”) and the Kensington Dynamic Growth Fund (the “Target Growth Fund” and with the Target Income Fund, together the “Target Funds”), a series of Advisors Preferred Trust (the “Target Trust”). The Meeting is scheduled for March [...], 2022 at 1:00 p.m., to be held at 41 S. High St., 17th Floor, Columbus, Ohio 43215. At the Meeting, you and other shareholders of the Target Funds will be asked to consider and vote upon the following proposals (each a “Proposal” and together the “Proposals”) and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

Proposal for the Kensington Managed Income Fund:

To approve an Agreement and Plan of Reorganization by and between Advisors Preferred Trust (the "Target Trust") and Managed Portfolio Series (the "Acquiring Trust") which provides for the reorganization of the Kensington Managed Income Fund (the "Target Income Fund") into a newly created series within the Acquiring Trust which is also called the Kensington Managed Income Fund (the "Acquiring Income Fund"), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Income Fund by the Acquiring Income Fund in exchange for shares of the Acquiring Income Fund; (b) the distribution of such shares to the shareholders of the Target Income Fund; and (c) the liquidation and termination of the Target Income Fund (the "Income Fund Reorganization").

Proposal for the Kensington Dynamic Growth Fund:

To approve an Agreement and Plan of Reorganization by and between the Advisors Preferred Trust (the "Target Trust") and Managed Portfolio Series (the "Acquiring Trust") which provides for the reorganization of the Kensington Dynamic Growth Fund (the "Target Growth Fund") into a newly created series within the Acquiring Trust which is also called the Kensington Dynamic Growth Fund (the "Acquiring Growth Fund"), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Growth Fund by the Acquiring Growth Fund in exchange for shares of the Acquiring Growth Fund; (b) the distribution of such shares to the shareholders of the Target Growth Fund; and (c) the liquidation and termination of the Target Growth Fund (the "Growth Fund Reorganization").

If shareholders of the Target Funds vote to approve the Plan, shareholders of the Target Funds will receive shares of their corresponding Acquiring Fund in the Reorganization (in the corresponding share class) having a total dollar value equal to the value of their investment in the Target Funds immediately prior to the Reorganization, as determined pursuant to the Plan. The Target Funds will then be liquidated and dissolved.

The Reorganization is generally anticipated to be a tax-free transaction for the Target Funds and their shareholders. The Target Trust’s Board of Trustees (the "Target Fund Board") has approved the Plan and has determined that approval of the Reorganization is in the best interests of the Target Funds. Accordingly, the Target Funds’ Board recommends that shareholders of each Target Fund vote “FOR” the Proposal.

The Target Trust’s Board of Trustees has fixed the close of business on [...], 2021 as the record date (“Record Date”) for the determination of Target Fund shareholders entitled to notice of and to vote at the Meeting and at any adjournment or postponement thereof. Shareholders will be entitled to one vote for each share of each Target Fund held (and a proportionate fractional vote for each fractional share held). If any other proposals in addition to the Proposal properly come before the Meeting or any adjournment or postponement thereof, then the shareholders of each Target Fund will vote separately on each such proposal.

This Proxy Statement/Prospectus sets forth certain information about the Reorganization and the Acquiring Income Fund and Acquiring Growth Fund that you should consider before voting on the Proposal or investing in the Acquiring Funds. You should retain this information for future reference. The Target Trust and Acquiring Trust are separate registered open-end management investment companies. This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed to eligible shareholders on or about […], 2022.

Additional information is available in the following materials:

•Prospectus dated May 1, 2021 for the Target Funds (“Target Funds’ Prospectus”) (File no. 811-22756);

•Statement of Additional Information dated May 1, 2021 for the Target Funds (“Target Funds’ SAI”) (File no. 811-22756);

•Prospectus dated February [...], 2022 for the Acquiring Funds (“Acquiring Funds’ Prospectus”) (File No. [...]);

•Statement of Additional Information dated February [...], 2022 for the Acquiring Funds (“Acquiring Funds’ SAI”) (File No. [...]);

•The Target Funds’ audited financial statements and related report of the independent public accounting firm included in the Target Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2020 (the “Target Fund Annual Report”). The financial highlights for the Target Fund contained in the Target Fund Annual Report are included in this Proxy Statement/Prospectus as Exhibit C; and

The Target Funds’ Prospectus and Acquiring Funds’ Prospectus are incorporated herein by reference and are legally deemed to be part of this Proxy Statement/Prospectus. A copy of the Acquiring Fund Prospectus accompanies this Proxy Statement/Prospectus. The Statement of Additional Information to this Proxy Statement/Prospectus also is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The Target Funds’ Prospectus, SAI, Annual Report and Semi-Annual Report are available on the Target Funds’ website at https://www.advisorspreferred.com. The Acquiring Fund Prospectus and Acquiring Fund SAI are available on the Acquiring Fund’s website at [...].

The documents listed above are on file with the U.S. Securities and Exchange Commission (the “SEC”). Copies of the Target Funds’ documents are also available at no cost by calling 855-375-3060. Copies of Acquiring Fund documents are available at no cost by calling the Acquiring Funds at [...] or by sending an email request to [...]@[...].com.

You may also obtain these documents from the SEC’s website at www.sec.gov. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE U.S. SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS.

NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS REGARDING THE REORGANIZATION OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS OR RELATED SOLICITATION MATERIALS ON FILE WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION, AND YOU SHOULD NOT RELY ON SUCH OTHER INFORMATION OR REPRESENTATIONS.

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Plan, and/or in the Prospectuses and SAIs of the Funds. Shareholders should read the entire Proxy Statement/Prospectus, the Acquiring Funds’ Prospectus (which accompanies this Proxy Statement/Prospectus), the Target Funds’ Prospectus, the Acquiring Funds’ SAI, and the Target Funds’ SAI carefully for more complete information.

WHY ARE YOU SENDING ME THE PROXY STATEMENT/PROSPECTUS?

You are receiving this Proxy Statement/Prospectus because you own shares in the Target Funds as of the Record Date and, therefore, have the right to vote on the very important Proposal described herein concerning the Target Funds. This Proxy Statement/Prospectus contains information that shareholders should know before voting on the Proposals. This document is both a proxy statement of the Target Funds and also a prospectus for the Acquiring Funds.

ON WHAT AM I BEING ASKED TO VOTE?

You are being asked to approve a Plan under which the Target Income Fund would be reorganized into the Acquiring Income Fund and the Target Growth Fund would be reorganized into the Acquiring Growth Fund within the Acquiring Trust. The Plan, with respect to the Target Funds, provides for: (a) the transfer of all of the assets of the Target Funds to the Acquiring Funds in exchange for shares of the Acquiring Funds and the Acquiring Funds’ assumption of all of the Target Funds’ liabilities; (b) the distribution of shares of the corresponding classes of the Acquiring Funds to the shareholders of the Target Funds; and (c) the liquidation and termination of the Target Funds.

The Acquiring Funds have the same portfolio management team, and substantially similar investment objective, investments policies, investment strategy and risks as the Target Funds. As a result of the Reorganization (if approved by shareholders), Target Income Fund and Target Growth Fund shareholders will become a shareholder of the Acquiring Income Fund and/or Acquiring Growth Fund, respectively, and will receive shares in the corresponding Acquiring Fund’s share class having a total dollar value equal to the total dollar value of the shares such shareholder held in the Target Income Fund and/or Target Growth Fund immediately prior to the Reorganization.

    Approval of the shareholders of the Target Fund is needed to proceed with the Proposal with respect to the Target Fund. The Meeting will be held on March [...], 2022 to consider the Proposal. If shareholders of the Target Fund do not approve the Reorganization, the Target Fund Board will consider what further actions to take with respect to the Target Fund.

WHAT ARE THE REASONS FOR THE PROPOSED REORGANIZATION?

The proposed Reorganization will enable Kensington Asset Management, LLC (“Kensington”), the investment sub-adviser of the Target Funds and the investment adviser of the Acquiring Funds, to serve as the sole investment adviser with respect to the assets that you have invested in the Target Income Fund and Target Growth Fund, by transferring such assets to the Acquiring Income Fund and Acquiring Growth Fund, respectively. The proposed Reorganization would, in turn, provide Kensington with the opportunity to create future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. Kensington is in the process of launching another mutual fund in the Acquiring Trust, and desires to bring the Target Funds within the structure of the Acquiring Trust. In order to make the transition to the new investment manager as seamless as possible, shell investment portfolios of the Acquiring Trust were established with the same investment objectives, strategies, risks and policies. By reorganizing each Target Fund into the corresponding Acquiring Fund, Target Fund shareholders will be able to continue their investment in an identical fund managed by the same portfolio team.

In considering the Reorganization and the Plan, the Target Funds’ Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Target Income Fund and Target Growth Fund and their shareholders. The Target Funds’ Board’s considerations are described in more detail in the section below entitled “THE PROPOSED REORGANIZATION -- Board Considerations in Approving the Reorganization”.

In conjunction with the proposed Reorganization, Bruce DeLaurentis, currently a control person of Kensington Asset Management, LLC, intends to sell a portion of his voting ownership interest in Kensington back to the company, which will result in him owning less than 25% voting interest in Kensington (the “Transaction”). The Transaction will result in a change of control of Kensington and the termination of the current investment sub-advisory agreement with respect to the Target Funds. Mr. DeLaurentis is deemed to control Kensington by virtue of his 50% voting interest when compared to other indirect voting interests of less than 25% each held by Mark Engelbrecht and Mano Fanopoulos through their ownership of Kensington Investment Distributors, LLC, which owns the other 50% of Kensington. Following the Transaction, Mr. DeLaurentis will have a 24.5% voting interest in Kensington and Kensington Investment Partners, LLC will have a 75.5% voting interest. Kensington Investment Partners, LLC will have acquired the interest previously held by Kensington Investment Distributors, LLC. Mr. Engelbrecht and Mr. Fanopoulos will each be deemed to control Kensington by virtue of each’s 48.5% ownership of Kensington Investment Partners, LLC, which produces an indirect voting interest of 36.6175% in Kensington for each of Mr. Engelbrecht and Mr. Fanopoulos. A voting interest of more than 25% produces a presumption of control under the 1940 Act. The Transaction will have no impact on the proposed Reorganization. The Transaction will have no additional impact on the proposed Reorganization because the Reorganization already requires the approval of a new investment advisory agreement between the Acquiring Trust, on behalf of the Acquiring Funds, and Kensington, and because, as described in more detail below, Mr. DeLaurentis will continue to serve as Portfolio Manager of the Acquiring Funds. The current and future ownership is represented below.

Current Ownership Structure

Mark	Mano	Joe
Engelbrecht	Fanopoulos	Dattolo
|	|	|
48.5%	48.5%	3.0%
|	|	|
|
Kensington Investment Distributors, LLC
|
50%
|
Kensington Asset Management, LLC

Future Ownership Structure

Mark	Mano	Joe
Engelbrecht	Fanopoulos	Dattolo
|	|	|
48.50%	48.50%	3.00%
|	|	|
|
Kensington Investment Partners, LLC
|
75.5%
|
Kensington Asset Management, LLC

WILL THE ACQUIRING FUND HAVE DIFFERENT PORTFOLIO MANAGERS THAN THE TARGET FUND?

No. The same portfolio management team that serves the Target Income Fund and Target Growth Fund are the portfolio management team for the Acquiring Income Fund and Acquiring Growth Fund, supported by the same analysts and traders. The Acquiring Income Fund and Acquiring Growth Fund Prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals who comprise the portfolio management teams.

HAS THE TARGET FUND BOARD APPROVED THE REORGANIZATION?

Yes. As discussed in more detail in the Proxy Statement/Prospectus, the Target Fund Board carefully reviewed and considered the Proposal and the Plan and, upon the recommendation of Kensington, the investment sub-adviser to the Target Income Fund and Target Growth Fund, unanimously approved the Plan and the Reorganization. The Target Funds’ Board recommends that shareholders of the Target Income Fund and Target Growth Fund vote “For” the Proposal, and thereby approve the Plan and Reorganization.

WHAT EFFECT WILL THE REORGANIZATION HAVE ON ME AS A SHAREHOLDER?

As a result of the Reorganization, you will become a shareholder of the Acquiring Fund which corresponds to the Target Fund you now own. Immediately after the Reorganization, you will own shares of the Acquiring Fund having a total dollar value equal to the dollar value of the shares of the corresponding Target Fund that you owned immediately prior to the Reorganization. The Acquiring Funds each have share classes identical in structure to the classes currently existing in the Target Funds, so you will own shares of the same class of the Acquiring Fund as you owned of the Target Fund. Kensington will serve as the investment adviser to each Acquiring Fund, and will continue to manage the assets according to the same investment objective and investment philosophy currently in effect for each Target Fund.

HOW DO THE FUNDS’ INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS COMPARE?

Investment Objectives. Each Acquiring Fund has the same investment objectives and principal risks as its corresponding Target Fund. Each Target Fund and Acquiring Fund has an investment objective that may be changed without shareholder approval upon at least 60 days’ prior written notice to shareholders. Each Target Fund’s principal risks will be the same as the principal risks of the Acquiring Funds.

Principal Investment Strategies. The principal investment strategies of the Target Income Fund and Acquiring Income Fund are substantially identical, with the following differences:

Target Income Fund Principal Investment Strategies	Acquiring Income Fund Principal Investment Strategies
The Sub-Adviser seeks to achieve the Fund’s investment objective by investing primarily in mutual funds that invest in income-producing securities. The Fund defines income-producing securities as interest-paying: bills, notes, bonds, debentures, bank loans, loan participations, syndicated loan assignments and other evidence of indebtedness. The Fund invests without restriction as to issuer credit quality, country (including emerging markets), capitalization, or security maturity or currency. Typically, the Fund invests the majority of its assets in high-yield securities, which are debt instruments rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the adviser to be of similar credit quality. High-yield securities are also known as “junk bonds.” The Fund may invest in junk bonds that are in default, subject to bankruptcy or reorganization.
The Adviser seeks to achieve the Fund’s investment objective by investing primarily in fixed income securities. The Fund defines fixed income securities as debt related securities: bills, notes, bonds, debentures, bank loans, loan participations, syndicated loan assignments and other evidence of indebtedness. The Fund may invest individual securities, mutual funds, exchange-traded funds ("ETFs"), and fixed income derivatives. The Fund invests without restriction as to issuer credit quality, country (including emerging markets), capitalization, security maturity or currency. Typically, the Fund invests the majority of its assets in high-yield securities, which are debt instruments rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the adviser to be of similar credit quality. High-yield securities are also known as “junk bonds.” The Fund may invest in junk bonds that are in default, subject to bankruptcy or reorganization.

Target Growth Fund Principal Investment Strategies	Acquiring Growth Fund Principal Investment Strategies
The Sub-Adviser seeks to achieve the Fund’s investment objective by investing primarily in domestic equity-index exchange traded funds (“ETFs”), domestic equity-index mutual funds, and U.S. Treasury debt. The Fund invests without restriction as to equity issuer capitalization. The Fund invests in U.S. Treasury debt of any maturity. The Fund invests in equity securities indirectly through ETFs and mutual funds. The Sub-Adviser selects ETFs and mutual funds based on performance, relative fees, management experience and underlying portfolio composition and strategy. The Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of securities.
The Adviser seeks to achieve the Fund’s investment objective by investing primarily in both domestic equity securities and government debt. Domestic equity securities include individual stocks, equity ETFs, equity Mutual Funds, and equity derivatives. Government debt includes individual US government bonds, exchange-traded funds ("ETFs"), mutual funds, and derivatives. The Fund invests without restriction as to equity issuer capitalization. The Fund invests in U.S. Treasury debt of any maturity. The Adviser selects ETFs and mutual funds based on performance, relative fees, management experience and underlying portfolio composition and strategy. The Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of securities.

HOW DO THE FUNDS’ EXPENSES COMPARE?

The following tables compare the annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of the Target Funds with the expense ratios of the Acquiring Funds and the estimated (pro forma) expense ratios of the Acquiring Funds assuming completion of the Reorganization. The expense ratio of each class of the Acquiring Funds after the Reorganization is expected to be lower than the expense ratio of the corresponding class or classes of Target Funds. In addition, Kensington has contractually agreed to limit the Acquiring Fund’s total net operating expense ratio (excluding certain types of expenses described below) for a period of at least two years from the closing date of the Reorganization. The expense ratios provided below are based on the unaudited estimates for the Target Fund and Acquiring Fund reflecting the Funds' sizes as of November 17, 2021. The (pro forma) expense ratios show projected estimated expenses, but actual expenses may be higher or lower than those shown.

Target Income Fund / Acquiring Income Fund
Shareholder Fees (fees paid directly from your investment)	Target Fund Class A	Target Fund Institutional Class	Target Fund Class C	Acquiring Fund Class A (pro forma)	Acquiring Fund Institutional Class (pro forma)	Acquiring Fund Class C (pro forma)

Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	4.75%	None	None	4.75%	None	None
Maximum Contingent Deferred Sales Charge (Load) as a Percentage of Original Purchase Price or Redemption Price, Whichever is Lower(1)	None	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Fund Class A	Target Fund Institutional Class	Target Fund Class C	Acquiring Fund Class A (pro forma)	Acquiring Fund Institutional Class (pro forma)	Acquiring Fund Class C (pro forma)

Management Fees	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	1.00%	0.25%	0.00%	1.00%
Other Expenses(2)	0.16%	0.16%	0.16%	0.10%	0.10%	0.10%
Acquired Fund Fees and Expenses(3)	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	2.19%	1.94%	2.94%	2.13%	1.88%	2.88%
Fee Waivers(4)	(0.00)%	(0.00)%	(0.00)%	(0.00)%	(0.00)%	(0.00)%
Total Annual Fund Operating Expenses After Fee Waiver	2.19%	1.94%	2.94%	2.13%	1.88%	2.88%
(1)The Fund’s distributor may advance to, or reimburse, the Fund 1.00% of the purchase price in connection with 12b-1 fees advanced to authorized broker-dealers on purchases of Class C shares. However, when the distributor makes such a payment, the respective Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) payable to the distributor on shares redeemed prior to the first 12 months after their purchase. Shareholders will be notified at the time of purchase if the shares purchased are subject to this CDSC.
(2)For Class A shares, other expenses may include shareholder service expenses that may include sub-transfer agent and sub-custodian fees.
(3)Acquired Fund Fees and Expenses are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.
(4)Pursuant to an operating expense limitation agreement between the Fund and Advisers Preferred, LLC (the “Adviser”) and Kensington Asset Management, LLC (the “Sub-Adviser”), the Adviser and Sub-Adviser have agreed to waive fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 1.45% of the average net assets Institutional Class shares, through April 30, 2022. The Adviser and Sub-Adviser are permitted to receive reimbursement from the Fund for fees waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Target Growth Fund / Acquiring Growth Fund
Shareholder Fees (fees paid directly from your investment)	Target Fund Class A	Target Fund Institutional Class	Target Fund Class C	Acquiring Fund Class A (pro forma)	Acquiring Fund Institutional Class (pro forma)	Target Fund Class C (pro forma)

Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	4.75%	None	None	4.75%	None	None
Maximum Contingent Deferred Sales Charge (Load) as a Percentage of Original Purchase Price or Redemption Price, Whichever is Lower(1)	None	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Fund Class A	Target Fund Institutional Class	Target Fund Class C	Acquiring Fund Class A (pro forma)	Target Fund Institutional Class (pro forma)	Target Fund Class C (pro forma)

Management Fees	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	1.00%	0.25%	0.00%	1.00%
Other Expenses(2)	0.17%	0.17%	0.15%	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses(3)	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	1.84%	1.59%	2.57%	1.80%	1.55%	2.55%

(1) The Fund’s distributor may advance to, or reimburse, the Fund 1.00% of the purchase price in connection with 12b-1 fees advanced to authorized broker-dealers on purchases of Class C shares. However, when the distributor makes such a payment, the respective Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) payable to the distributor on shares redeemed prior to the first 12 months after their purchase. Shareholders will be notified at the time of purchase if the shares purchased are subject to this CDSC.
(2) Other Expenses are estimated for the current fiscal year.
(3) Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

EXPENSE EXAMPLE

The expense examples below are intended to help you compare the costs of investing in the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Target Income Fund	One Year	Three Years	Five Years	Ten Years
Class A	$687	$1,128	$1,594	$2,879
Institutional Class	$197	$609	$1,047	$2,262
Class C	$397	$910	$1,548	$3,261

Acquiring Income Fund (pro forma)	One Year	Three Years	Five Years	Ten Years
Class A	$681	$1,110	$1,565	$2,820
Institutional Class	$191	$591	$1,016	$2,201
Class C	$391	$892	$1,518	$3,204

Target Growth Fund	One Year	Three Years	Five Years	Ten Years
Class A	$653	$1,026	$1,423	$2,531
Institutional Class	$162	$502	$866	$1,889
Class C	$362	$805	$1,375	$2,925

Acquiring Growth Fund (pro forma)	One Year	Three Years	Five Years	Ten Years
Class A	$649	$1,014	$1,404	$2,490
Institutional Class	$158	$490	$845	$1,845
Class C	$358	$793	$1,355	$2,885

HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

If the Reorganization is approved, each Acquiring Fund will assume the performance history of the corresponding Target Fund. The Acquiring Funds do not have performance history because they have not yet commenced operations. Historical performance information for the Target Funds is presented in the Acquiring Funds Prospectus, which is included with this Proxy Statement/Prospectus.

HOW DO THE INVESTMENT ADVISORY, OPERATING EXPENSES AND DISTRIBUTION ARRANGEMENTS FOR THE FUNDS COMPARE?

Investment Advisory Arrangements. Kensington serves as the investment adviser for the Acquiring Funds. Advisors Preferred, LLC serves as investment adviser for the Target Funds and Kensington serves as the Target Funds’ sole subadviser with sole responsibility for day-to-day investment advisory services for the Target Funds. The Acquiring Funds are managed by Kensington and the same portfolio management team as the Target Funds. Kensington is located at 6207 Bee Caves Road, Suite

250, Austin, Texas 78746. Kensington is organized as a Delaware limited liability company. The Target Funds are paid a management fee that is calculated at the annual rate of 1.25%. The Acquiring Funds have instituted breakpoints for each Acquiring Fund in an effort to lower the management fee as follows: the Acquiring Income Fund will pay a monthly management fee that is calculated at the annual rate of 1.25% of the Fund's average daily net assets for the first $1 billion, 1.225% on the next $1 billion, and 1.20% on assets greater than $2 billion; the Acquiring Growth Fund will pay a monthly management fee that is calculated at the annual rate of 1.25% of the Fund's average daily net assets for the first $2.5 billion, 1.225% on the next $2.5 billion, and 1.20% on assets greater than $5 billion.

Operating Expenses. Both the Target Funds and the Acquiring Funds are subject to an operating expenses limitation agreement. The operating expenses for the Target and Acquiring Funds, as a percentage of each Fund's average daily net assets, are set forth below:

Target Income Fund		Acquiring Income Fund
Class A Institutional Class Class C	2.05%(1) 1.45%(2) N/A	Class A Institutional Class Class C	1.60% 1.35% 2.35%
Target Growth Fund		Acquiring Growth Fund
Class A Institutional Class Class C	N/A N/A N/A	Class A Institutional Class Class C	1.63% 1.38% 2.38%

(1) Expires 1/14/2022
(2) Expires 4/30/2022

Distribution. Ceros Financial Services, Inc. serves as the principal underwriter for the Target Funds. Ceros Financial Services, Inc. is located at 1445 Research Blvd., Suite 530, Rockville, MD 20850. Quasar Distributors, LLC (“Quasar”) acts as the distributor of shares of the Acquiring Funds. The address of Quasar is 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202.

HOW DO THE BOARDS AND THE FUNDS’ OTHER SERVICE PROVIDERS COMPARE?

The Target Trust and the Acquiring Trust have different boards of trustees. In addition, the Target Fund and Acquiring Fund have different principal service providers. The following table identifies the other principal service providers of the Target Fund and the Acquiring Fund:

SERVICE PROVIDER	TARGET FUND	ACQUIRING FUND
Accounting Services/Administrator	Ultimus Fund Solutions, LLC*	U.S. Bancorp Fund Services, LLC
Transfer Agent	Ultimus Fund Solutions, LLC*	U.S. Bancorp Fund Services, LLC
Custodian	U.S. Bank, National Association	U.S. Bank, National Association
Independent Registered Accounting Firm	BBD LLP	Cohen & Company, Ltd.
* Ultimus Fund Solutions, LLC succeeded Gemini Fund Services, LLC on December [...], 2021.

HOW DO THE TARGET FUNDS’ AND ACQUIRING FUNDS’ PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE POLICIES COMPARE?

The Target Fund’s and Acquiring Fund’s purchase and redemption procedures are substantively the same. You may purchase or redeem shares of the Funds on any day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase shares at a Fund’s net asset value per share, plus any applicable sales charge, calculated after the Funds’ Transfer Agent receives and accepts your purchase order in proper form. The minimum initial investment amounts are the same for each class of the Target Funds and the corresponding class of the Acquiring Funds. Each Fund reserves the right to vary or waive the initial and subsequent minimum investment requirements under certain circumstances. Target Fund shares may be exchanged for shares of another Advisors Preferred Fund. Acquiring Fund shares may be exchanged for shares of other funds in the Acquiring Trust that Kensington or an affiliate of Kensington manages within the same class provided those funds are accepting purchases. None of these policies or procedures will change as a result of the Reorganization.

For A Class and C Class shares of the Acquiring Funds, the minimum initial investment is generally $1,000 and subsequent investments may be made for as little as $250 for regular accounts or $100 for retirement accounts. For Institutional Class shares of the Acquiring Funds, the minimum initial investment is generally $25,000 and subsequent investments may be made for as little as $250 for regular accounts or $100 for retirement accounts. Certain eligibility requirements must be met for purchases of Institutional Class shares.

Each Fund permits waivers of the initial and subsequent minimum investment requirements under certain circumstances. None of these policies or procedures will change as a result of the Reorganization.

HOW DO THE FUNDS’ SALES CHARGES AND DISTRIBUTION ARRANGEMENTS COMPARE?

Class A shares of the Target Funds are subject to a maximum front end sales load of 4.75%. Class A purchases of $1 million or more are not subject to a front-end sales load. Class A and Class C shares of the Target Funds are subject to an annual Rule 12b-1 distribution fee in the amount of 0.25% and 1.00%, respectively, of the average daily net assets applicable to each class. On sales of Class A shares of the Target Fund where there is no front-end sales charge, the Target Fund distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year’s 12b-1 fee of up to 0.25%. During the first 12 months, the Target Funds’ distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A and Class C shares.

The Acquiring Funds’ share classes are subject to identical sales charges and distribution arrangements for each class, except that Class C Shares convert to Class A Shares after eight years.
WILL THERE BE ANY TAX CONSEQUENCES RESULTING FROM THE REORGANIZATION?

The Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). This means that, in general, the shareholders of the Target Funds will recognize no gain or loss for U.S. federal income tax purposes upon the exchange of all of their shares in the Target Funds for shares in the Acquiring Funds. The Target Funds anticipate receiving a legal opinion as to this and other expected U.S. federal income tax consequences of the Reorganization. In addition, the tax basis and holding period of a shareholder’s Target Fund shares are expected to carry over to the Acquiring Fund shares the shareholder receives as a result of the applicable Reorganization. At any time prior to the consummation of the Reorganization, Target Fund shareholders may redeem their Target Fund shares, generally resulting in the recognition of gain or loss to such shareholders for U.S. federal income tax purposes. This Proxy Statement/Prospectus relates only to the U.S. federal income tax consequences of the Reorganization. Shareholders should consult their tax adviser about state, local and foreign tax consequences of the Reorganization, if any.

For more detailed information about the U.S. federal income tax consequences of the Reorganization, please refer to the section below entitled “THE PROPOSED REORGANIZATION – U.S. Federal Income Tax Considerations”.

WILL MY DIVIDENDS BE AFFECTED BY THE REORGANIZATION?

No. Both the Target Funds and the Acquiring Funds generally distribute their net investment income and net capital gains, if any, at least annually. Both the Target Funds and Acquiring Funds typically distribute net capital gains, if any, during the fourth calendar quarter.

WHEN IS THE REORGANIZATION EXPECTED TO OCCUR?

If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or around March [...], 2022.

HOW DO I CAST MY VOTE?

There are several ways you can vote your shares, including by participating in the Meeting virtually and casting your vote, by mail, by telephone, or via the Internet. The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the Proposals, as recommended by the Target Fund Board, and in their best judgment on other matters to the extent permitted by the proxy rules of the U.S. Securities and Exchange Commission.

WHO WILL PAY FOR THE REORGANIZATION?

Kensington will bear the costs associated with the Reorganization, Meeting, and solicitation of proxies as set forth in the Plan which is included as Exhibit C. Neither the Target Funds nor the Acquiring Funds will incur any expenses in connection with the Reorganization.

WHAT IF I DO NOT WISH THE TARGET FUND TO PARTICIPATE IN THE REORGANIZATION?

If you do not wish to have your shares of a Target Fund exchanged for shares of an Acquiring Fund as part of the Reorganization, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, and if you do not hold shares in a tax-advantaged account, you will generally recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

MAY I REVOKE MY PROXY?

    Any shareholder who has given a proxy has the right to revoke it any time prior to its exercise by participating in the Meeting and casting your vote in-person or by submitting a letter of revocation or a later-dated proxy card at the address indicated on the enclosed envelope provided with this Proxy Statement/Prospectus. Any letter of revocation or later-dated proxy card must be received prior to the Meeting and must indicate your name and account number to be effective. Proxies voted by telephone or internet may be revoked at any time before they are voted at the Meeting in the same manner that proxies voted by mail may be revoked (i.e., the shareholder may participate in the Meeting in-person and revoke their vote or submit a letter of revocation any time prior to the Meeting, or the shareholder may submit a new vote (in any capacity) to change their vote as only the shareholder’s most recent vote counts).

WHERE CAN I FIND MORE INFORMATION ABOUT THE FUNDS AND THE REORGANIZATION?

Additional information about the Target and Acquiring Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Target and Acquiring Funds and the Reorganization. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganization or how to vote, please call the Target Funds at 1-855-375-3060.

PROPOSAL: APPROVAL OF THE REORGANIZATION

You are being asked to approve the Reorganization pursuant to the Plan, under which the Target Fund would be reorganized into the Acquiring Fund within the Acquiring Trust. The Plan, with respect to the Target Fund, provides for: (a) the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the Target Fund’s liabilities; (b) the distribution of shares of the corresponding classes of the Acquiring Fund to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The following section describes the investment objectives and principal investment strategies of the Target Fund and the Acquiring Fund, and compares other characteristics of the Target Fund and Acquiring Fund. The investment objective and principal investment strategy of the Target Fund are substantially similar to the investment objective and principal investment strategy for the Acquiring Fund.

In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

	Target Income Fund	Acquiring Income Fund
Form of Organization	A series of the Target Trust, an open-end investment management company organized as a Delaware statutory trust.	A series of the Acquiring Trust, an open-end investment management company organized as a Delaware statutory trust.
Share Classes	Class A, Institutional Class, and Class C	Same
Net Assets as of December 31, 2021	[...]	[...]
Investment Advisor and Portfolio Manager(s)	Investment Adviser: Advisors Preferred, LLC Investment Subadviser: Kensington Asset Management, LLC	Investment Adviser: Kensington Asset Management, LLC
	Portfolio Manager: Bruce P. DeLaurentis	Portfolio Managers: Bruce P. DeLaurentis, Patrick Sommerstad, Jason Sim, Jordan Flebotte
Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year	The total operating expense after fee waivers for the fiscal year ended December 31, 2020 were: Class A Shares: 2.30% Institutional Class Shares: 1.90% Class C Shares: 3.08%	The estimated total operating expense after fee waivers for the fiscal year ended December 31, 2020 were: Class A shares: 1.60% Institutional Class shares: 1.35% Class C shares: 2.35%
Investment Objectives	The Fund seeks income.	Same.

Principal Investment Strategies	The Adviser delegates execution of the Fund’s investment strategy to Kensington Asset Management, LLC (the “Sub-Adviser”). The Sub-Adviser seeks to achieve the Fund’s investment objective by investing primarily in mutual funds that invest in income-producing securities. The Fund defines income-producing securities as interest-paying: bills, notes, bonds, debentures, bank loans, loan participations, syndicated loan assignments and other evidence of indebtedness. The Fund invests without restriction as to issuer credit quality, country (including emerging markets), capitalization, or security maturity or currency. Typically, the Fund invests the majority of its assets in high-yield securities, which are debt instruments rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the adviser to be of similar credit quality. High-yield securities are also known as “junk bonds.” The Fund may invest in junk bonds that are in default, subject to bankruptcy or reorganization.

The Sub-Adviser does not select individual securities as a principal strategy, but rather employs a fund-of-funds approach that achieves exposure to income-producing securities through mutual funds. The Sub-Adviser selects mutual funds based on performance, relative fees, management experience and underlying portfolio composition and strategy. Mutual funds may employ leverage. The Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of securities.
The Adviser seeks to achieve the Fund’s investment objective by investing primarily in fixed income securities. The Fund defines fixed income securities as debt related securities,: bills, notes, bonds, debentures, bank loans, loan participations, syndicated loan assignments and other evidence of indebtedness. The Fund may invest individual securities, mutual funds, exchange-traded funds ("ETFs"), and fixed income derivatives. The Fund invests without restriction as to issuer credit quality, country (including emerging markets), capitalization, security maturity or currency. Typically, the Fund invests the majority of its assets in high-yield securities, which are debt instruments rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the adviser to be of similar credit quality. High-yield securities are also known as “junk bonds.” The Fund may invest in junk bonds that are in default, subject to bankruptcy or reorganization.

Generally, the Adviser employs a fund-of-funds approach that achieves exposure to income-producing securities through mutual funds. The Adviser selects mutual funds based on performance, relative fees, management experience and underlying portfolio composition and strategy. Mutual funds may employ leverage. The Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of securities.

The Sub-Adviser’s strategy is principally driven by a proprietary “Managed Income Model” that evaluates the changes of the following daily inputs: (1) NAVs of U.S. High-Yield Bond Funds; (2) Prices of Long-Term US Treasury Bonds; (3) Level of the NASDAQ Composite Index; (4) Level of the Value Line Geometric Composite Index; (5) The Daily Number of NYSE Companies with Advancing versus Declining Stock Prices.	The Adviser’s strategy is principally driven by a proprietary “Managed Income Model” that evaluates the changes of the following daily inputs: (1) NAVs of U.S. High-Yield Bond Funds; (2) Prices of Long-Term US Treasury Bonds; (3) Level of the NASDAQ Composite Index; (4) Level of the Value Line Geometric Composite Index; (5) The Daily Number of NYSE Companies with Advancing versus Declining Stock Prices.

Outputs from the Managed Income Model are evaluated at the end of each trading day and generate a buy or sell signal that identifies the overall directional bias of the Fund’s portfolio. Using the Managed Income Model signals, the Sub-Adviser will tactically shift the Fund’s mutual funds holdings and asset allocations accordingly. The NASDAQ Composite Index is a market capitalization-weighted index of approximately 3,000 common equities listed on the NASDAQ stock exchange. The Value Line Geometric Composite Index is composed of the returns of the companies included in the Value Line Investment Survey® with returns calculated geometrically over time rather than by using a simple average. The survey is generally representative of equity securities traded on US stock exchanges. It identifies approximately 1,700 companies accounting for approximately 90% of the market capitalization of all stocks traded on the US stock exchanges. Generally, when the Sub-Adviser believes high-yield market conditions are favorable, the Fund invests in longer maturity and lower quality high-yield securities. When the Sub-Adviser believes high-yield market conditions are less favorable, the Fund invests in shorter maturity and better quality high-yield securities and money market instruments. The Sub-Adviser may engage in frequent trading to achieve the Fund’s investment objective, which may result in turnover in excess of 100%.
The NASDAQ Composite Index is a market capitalization weighted index of approximately 3,000 common equities listed on the NASDAQ stock exchange. The Value Line Geometric Composite Index is composed of the returns of the companies included in the Value Line Investment Survey® with returns calculated geometrically over time rather than by using a simple average. The survey is generally representative of equity securities traded on US stock exchanges. It identifies approximately 1,700 companies accounting for approximately 90% of the market capitalization of all stocks traded on the US stock exchanges.

Outputs from the Managed Income Model are evaluated at the end of each trading day and generate a buy or sell signal that identifies the overall directional bias of the Fund’s portfolio. Using the Managed Income Model signals, the Adviser will tactically shift the Fund’s holdings and asset allocations accordingly. Generally, when the Adviser believes high-yield market conditions are favorable, the Fund invests in longer maturity and lower quality high-yield securities. When the Adviser believes high-yield market conditions are less favorable, the Fund invests in shorter maturity and better quality high-yield securities and money market instruments. The Adviser may engage in frequent trading to achieve the Fund’s investment objective, which may result in turnover in excess of 100%.

Management and Other Fees	Management Fee. The Target Fund pays a management fee on a monthly basis at an annualized rate of 1.25% of the Target Income Fund’s average daily net assets.
Management Fee. The Acquiring Fund pays a monthly management fee that is calculated at the annual rate of 1.25% of the Fund's average daily net assets for the first $1 billion, 1.225% on the next $1 billion, and 1.20% on assets greater than $2 billion.

Operating Expenses Limitation Agreement.     Pursuant to an operating expense limitation agreement between the Fund and Advisors Preferred, LLC (the “Adviser”) and Kensington Asset Management, LLC (the “Sub-Adviser”), the Adviser and Sub-Adviser have agreed to waive fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 1.45% of the average net assets Institutional Class shares, through April 30, 2022. The Adviser and Sub-Adviser are permitted to receive reimbursement from the Fund for fees waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Operating Expenses Limitation Agreement. Kensington Asset Management, LLC (the “Adviser”) has contractually agreed to waive its management fee and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage/borrowing interest, interest expense, dividends paid no short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.35% of the average net assets Institutional Class shares. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least [...], 2023. Thereafter, the agreement may be terminated at any time upon 60 days' written notice by the Trust's Board of Trustees (the "Board") or the Adviser.

	Other Fees. The Target Fund pays a separate fee for administration, fund accounting and transfer agency services.	Other Fees. Same
Sales Charges	The Target Fund charges a maximum front-end sales charge of 4.75% on purchases of Class A shares. The Target Fund charges a 1.00% contingent deferred sales charge on redemptions of Class C shares made within 12 months of purchase.	Same.
Distribution and Rule 12b-1 Fees	The Target Fund has adopted a Rule 12b-1 plan under which the Fund is authorized to pay a fee of 0.25% and 1.00% of the average daily net assets of Class A and Class C shares, respectively.	Same.

Shareholder Servicing Plan Fee	The Target Fund does not impose a shareholder servicing plan fee on shares of the Fund.	Same.
1940 Act Diversification	The Target Fund is non-diversified.	Same.

	Target Growth Fund	Acquiring Growth Fund
Form of Organization	A series of the Target Trust, an open-end investment management company organized as a Delaware statutory trust.	A series of the Acquiring Trust, an open-end investment management company organized as a Delaware statutory trust.
Share Classes	Class A Institutional Class Class C	Same
Net Assets as of December 31, 2021	[...]	[...]
Investment Advisor and Portfolio Manager(s)	Investment Adviser: Advisors Preferred, LLC Investment Subadviser: Kensington Asset Management, LLC	Investment Adviser: Kensington Asset Management, LLC
	Portfolio Manager: Bruce P. DeLaurentis	Portfolio Managers: Bruce P. DeLaurentis, Patrick Sommerstad, Jason Sim, Jordan Flebotte
Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year	The total operating expense after fee waivers for the fiscal year ended December 31, 2020 were: Class A Shares: 2.06% Institutional Class Shares: 1.66% Class C Shares: 2.66%	The estimated total operating expense after fee waivers for the fiscal year ended December 31, 2020 were: Class A shares: 1.63% Institutional Class shares: 1.38% Class C shares: 2.38%
Investment Objectives	The Fund seeks capital gains.	Same.

Principal Investment Strategies	The Adviser delegates execution of the Fund’s investment strategy to Kensington Asset Management, LLC (previously known as Kensington Analytics LLC) (the “Sub-Adviser”). The Sub-Adviser seeks to achieve the Fund’s investment objective by investing primarily in domestic equity-index exchange traded funds (“ETFs”), domestic equity-index mutual funds, and U.S. Treasury debt. The Fund invests without restriction as to equity issuer capitalization. The Fund invests in U.S. Treasury debt of any maturity. The Fund invests in equity securities indirectly through ETFs and mutual funds. The Sub-Adviser selects ETFs and mutual funds based on performance, relative fees, management experience and underlying portfolio composition and strategy. The Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of securities.

The Sub-Adviser’s strategy is principally driven by a proprietary “Dynamic Growth Model” that is designed to tactically alternate between a “risk-on” state in response to advancing equity markets and a “risk-off” state during times of market weakness. When switching risk states, the Fund’s entire portfolio is reallocated. The strategy relies upon a proprietary quantitative decision model that generates signals to purchase equity index ETFs and/or mutual funds when in bullish risk-on mode, and U.S. Treasury securities when in bearish risk-off mode. The Sub-Adviser selects holdings for the Fund’s portfolio when in risk-on mode with the aim of diversifying across equity indices. The model is calculated on the last trading day of each week, using only the weekly high, low, close, and open prices of the Nasdaq Composite Index.
The Adviser seeks to achieve the Fund’s investment objective by investing primarily in both domestic equity securities and government debt. Domestic equity securities include individual stocks, equity exchange-traded funds ("ETFs"), equity mutual funds, and equity derivatives. Government debt includes individual US government bonds, ETFs, Mutual funds, and derivatives. The Fund invests without restriction as to equity issuer capitalization. The Fund invests in U.S. Treasury debt of any maturity. The Adviser selects ETFs and mutual funds based on performance, relative fees, management experience and underlying portfolio composition and strategy. The Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of securities.

The Adviser’s strategy is principally driven by a proprietary “Dynamic Growth Model” that is designed to tactically alternate between a “risk-on” state in response to advancing equity markets and a “risk-off” state during times of market weakness. When switching risk states, the Fund’s entire portfolio is reallocated. The strategy relies upon a proprietary quantitative decision model that generates signals to purchase equity securities when in bullish risk-on mode, and U.S. Treasury securities and/or cash equivalents when in bearish risk-off mode. The Adviser selects holdings for the Fund’s portfolio when in risk-on mode with the aim of diversifying across equity indices.

The model is built upon a core of trend-following logic that generates signals on a weekly basis. To avoid generating false signals directing a change to-or-from a risk-on or risk-off state, the model also employs noise-filtering. This noise-filtering enhancement is intended to dampen the distorting impact of short-term price aberrations that are characteristic of today’s volatile markets. This noise filter operates by causing the model to disregard relatively large short-term changes in inputs that are not indicative of a longer-term trend.

The Sub-Adviser engages in frequent trading to achieve the Fund’s investment objective, which will result in turnover in excess of 100%.
The model is built upon a core of trend-following logic that generates signals on a weekly basis. To avoid generating false signals directing a change to-or-from a risk-on or risk-off state, the model also employs noise-filtering. This noise-filtering enhancement is intended to dampen the distorting impact of short-term price aberrations that are characteristic of today’s volatile markets. This noise filter operates by causing the model to disregard relatively large short-term changes in inputs that are not indicative of a longer-term trend.

The Adviser engages in frequent trading to achieve the Fund’s investment objective, which will result in turnover in excess of 100%.

Management and Other Fees	Management Fee. The Target Fund pays a management fee on a monthly basis at an annualized rate of 1.25% of the Target Growth Fund’s average daily net assets.
Management Fee. The Acquiring Fund pays a monthly management fee that is calculated at the annual rate of 1.25% of the Fund's average daily net assets for the first $2.5 billion, 1.225% on the next $2.5 billion, and 1.20% on assets greater than $5 billion.

Operating Expenses Limitation Agreement.     Pursuant to an operating expense limitation agreement between the Fund and Advisors Preferred, LLC (the “Adviser”) and Kensington Asset Management, LLC (the “Sub-Adviser”), the Adviser and Sub-Adviser have agreed to waive fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 1.45% of the average net assets Institutional Class shares, through April 30, 2022. The Adviser and Sub-Adviser are permitted to receive reimbursement from the Fund for fees waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Operating Expenses Limitation Agreement. Kensington Asset Management, LLC (the “Adviser”) has contractually agreed to waive its management fee and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage/borrowing interest, interest expense, dividends paid no short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.38% of the average net assets Institutional Class shares. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least [...], 2023. Thereafter, the agreement may be terminated at any time upon 60 days' written notice by the Trust's Board of Trustees (the "Board") or the Adviser.

	Other Fees. Same	Other Fees. Same
Sales Charges	The Target Fund charges a maximum front-end sales charge of 4.75% on purchases of Class A shares. The Target Fund charges a 1.00% contingent deferred sales charge on redemptions of Class C shares made within 12 months of purchase.	Same.
Distribution and Rule 12b-1 Fees	The Target Fund has adopted a Rule 12b-1 plan under which the Fund is authorized to pay a fee of 0.25% and 1.00% of the average daily net assets of Class A and Class C shares, respectively.	Same.

Shareholder Servicing Plan Fee	The Target Fund does not impose a shareholder servicing plan fee on shares of the Fund.	Same.
1940 Act Diversification	The Target Fund is non-diversified.	Same.

PORTFOLIO MANAGERS

    The Target Funds have the same portfolio manager: Bruce P. DeLaurentis. If the Reorganization is approved, he will continue to serve as portfolio manager to the Acquiring Funds. In addition to Mr. DeLaurentis, Patrick Sommerstad, Jason Sim, and Jordan Flebotte will also serve as portfolio managers. Information about each portfolio manager is provided below.

Bruce P. DeLaurentis
Bruce P. DeLaurentis is Founder, Lead Portfolio Manager and Chairman of the Investment Committee for Kensington Asset Management. In this role Mr. DeLaurentis oversees all of Kensington’s investment activities and heads the firm’s portfolio management team. He has served the Funds since inception.

Mr. DeLaurentis began developing Kensington’s quantitative framework in 1984, formally launching the initial Managed Income Program through separately managed accounts in 1992. For over 30 years Mr. DeLaurentis has developed and employed Kensington’s quantitative system to navigate investment markets utilizing the Firm’s proprietary quantitative decision models. Prior to forming Kensington Asset Management, Mr. DeLaurentis was an investment adviser representative of AtCap Partners, LLC, an investment adviser, and affiliate of the Adviser, from March 2016 to March 2020; and was a portfolio manager and investment advisor representative of the Adviser from January 2018 to October 2021. He was also a portfolio manager for Redwood Investment Management from November 2012 to December 2015.

Mr. DeLaurentis attended the Massachusetts Institute of Technology and graduated in 1975 from Hofstra University in New York with a bachelor’s degree in economics. He was a chief warrant officer in the U.S. Army and served as a helicopter pilot.

Patrick Sommerstad
Patrick Sommerstad serves as Co-Portfolio Manager and Investment Committee Member for Kensington Asset Management providing expertise in asset allocation, trade implementation, and investment product research. Within the Portfolio Management team, Mr. Sommerstad is responsible for portfolio construction and fund selection.

Prior to Kensington, the majority of Mr. Sommerstad’s financial services experience was spent at Cargill, Inc., where from 2008 to 2018 he served as a Manager within Cargill’s Pension, Foundation and 401k division and as a Senior Analyst at Black River Asset Management, Cargill’s then hedge fund subsidiary. Mr. Sommerstad spent two years with Ascendant Capital as a Product Specialist before joining Kensington in his current role.

Mr. Sommerstad holds degrees in both Finance and Economics and graduated magna cum laude from the University of St. Thomas.

Jason Sim
Jason Sim serves as Co-Portfolio Manager and Investment Committee Member, leading Kensington’s quantitative strategy development and trade implementation. With a strong background in advanced statistics and machine learning technology, Mr. Sim oversees analysis and data infrastructure for the firm’s quantitative research.

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Prior to joining Kensington, Mr. Sim was CEO of CGE Partners, LLC, a specialty Data Science company from 2018 to 2020. Prior to CGE Partners, Mr. Sim worked two years at Ascendant Capital as the lead Business Analyst and Data Administrator.

Mr. Sim holds degrees in both Finance and Computer Science, along with a minor in Mathematics from the University of Texas at Austin.

Jordan Flebotte
Jordan Flebotte serves as Co-Portfolio Manager and Investment Committee Member for Kensington Asset Management. As part of Kensington’s Portfolio Management team, he is primarily responsible for communicating the firm’s investment policy and outlook to wealth advisors, consultants and clients. Additionally, Mr. Flebotte provides strategy development, market research and risk management for the firm.

Mr. Flebotte has more than fifteen years of experience in the Financial Services industry across multiple business functions with particular focus on investment research, product due diligence and regulatory compliance. Mr. Flebotte spent 8 years at the financial services firm ProEquities, Inc., ultimately serving as Director, Due Diligence overseeing the firm’s research and due diligence teams, serving as Chairman of the firm’s Investment Committee and establishing the firm’s comprehensive Enterprise Risk Management program. Prior to Kensington, Mr. Flebotte spent four years with Ascendant Capital as Vice President, Due Diligence as the firm’s lead analyst.
Mr. Flebotte is a graduate of the University of Alabama at Birmingham, receiving a degree in Finance with honors from the UAB Collat School of Business.

COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The principal risks of investing in the Acquiring Funds and the Target Funds are discussed below. The principal risks of investing in the Acquiring Funds are the same risks of investing in the Target Funds because the principal investment strategies of the Funds are substantially similar.

The principal risks of the Target Income Fund and Acquiring Income Fund are set forth below:
•Junk Bond Risk: Lower-quality fixed income securities, known as “high-yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.
•Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates, and issuers may default on their interest and or principal payments. Bonds may become illiquid.

•Derivatives Risk (Acquiring Income Fund): Some Underlying ETFs may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

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•ETF Risk (Acquiring Income Fund): The market price of an ETF will fluctuate based on changes in the ETF’s net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities. In addition, the Fund will bear its pro rata portion of an ETF’s expenses and the Fund’s expenses may therefore be higher than if it invested directly in securities.
•Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.
•Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social, and economic conditions.
•Loans Risk: The market for loans, including bank loans, loan participations, and syndicated loan assignments may not be highly liquid, and the holder may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available for a substantial period of time after the sale of the bank loans.
•Management Risk: The Sub-Adviser’s (or Adviser's) reliance on its Managed Income Model, its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.
•Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.
•Mutual Fund Risk: Investments in mutual funds involve duplication of investment advisory fees and certain other expenses. Each mutual fund is subject to specific risks, depending on the nature of its investment strategy. The manager of a mutual fund may not be successful in implementing its strategy.
•Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund also invests in mutual funds that are non-diversified. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
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•Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

The principal risks of the Target Growth Fund and Acquiring Growth Fund are set forth below:

•Management Risk: The Sub-Adviser’s (or Adviser's) reliance on its Dynamic Growth Model, its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.
•Equity Risk: The NAV of the Fund will fluctuate based on changes in the value of the equity securities (common and preferred stocks) in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Preferred stocks typically decline in value when interest rates rise. Preferred stocks are also subject to credit risk because of the possibility that an issuer fail to make its preferred stock dividend payments.

•Derivatives Risk (Acquiring Growth Fund): Some Underlying ETFs may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.
•ETF Risk: ETFs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and/or other trading costs, which could result in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the Sub-Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance.
•Interest Rate Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, interest rate risk may be heightened.
•Limited History of Operations Risk: The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
•Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.
•Mutual Fund Risk: Investments in mutual funds involve duplication of investment advisory fees and certain other expenses. Each mutual fund is subject to specific risks, depending on the nature of its investment strategy. The manager of a mutual fund may not be successful in implementing its strategy.
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•Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund also invests in ETFs and mutual funds that are non-diversified. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
•Small- and Mid-Capitalization Companies Risk: Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.
•Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

COMPARISON OF FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The 1940 Act requires registered investment companies, such as the Funds, to adopt fundamental policies with respect to concentration of investments in securities of issuers in particular industries, borrowing, issuing senior securities, lending, investments in commodities, investments in real estate, underwriting securities and diversification (if applicable). Fundamental policies cannot be changed without approval by the vote of a majority of the outstanding shares of a Fund. The phrase “majority of the outstanding shares” means the vote of: (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less. Non-fundamental policies may be changed by a Fund’s Board of Trustees without shareholder approval. Though worded differently in some instances, there are no material differences between the fundamental investment policies of each Target Fund and the fundamental investment policies of each corresponding Acquiring Fund. Specifically, because the term “concentration,” as used in the investment policy for each Target Fund, is currently defined as investment of 25% or more of a Fund’s total assets in the securities of one industry or group of industries, there is no substantive difference between the policies of each Target Fund and each corresponding Acquiring Fund with respect to concentration.

Fundamental Investment Policies
Target Funds	Acquiring Funds
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Borrowing Money: The Funds will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.
The Funds will not issue senior securities, borrow money or pledge their assets, except that (i) a Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit a Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies.
Senior Securities: The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to be similar to the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.
Same
Underwriting: The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.
The Funds will not underwrite the securities of other issuers (except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act);
Real Estate: The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).
The Funds will not purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although a Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);
Commodities: Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts on commodities, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.
The Funds will not purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;
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Loans: The Funds will not make loans to others, except that a Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.
The Funds will not make loans of money (except for the lending of a Fund’s portfolio securities, repurchase agreements and purchases of debt securities consistent with the investment policies of the Fund);
Concentration: The Fund will not invest more than 25% of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.
Same.

As a non-fundamental investment policy, both the Target Funds and the Acquiring Funds may not invest, in the aggregate, more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value that the Fund has valued the investment.

COMPARISON OF SHAREHOLDER RIGHTS

The Target Funds are series of the Target Trust, and the Acquiring Funds are series of the Acquiring Trust, each of which is a Delaware statutory trust. The Target Fund is governed by an Agreement and Declaration of Trust dated August 15, 2012, as amended from time to time (“Target Funds’ Declaration”), its bylaws and Delaware law.  The Acquiring Funds are governed by an Amended and Restated Agreement and Declaration of Trust dated November 16, 2016 (“Acquiring Funds’ Declaration”), its bylaws and Delaware law. The governing instruments are similar but not identical to one another, and therefore shareholders of the Funds may have different rights. Additional information about the Target Funds’ and Acquiring Funds’ governing instruments is provided below.

SHARES. The trustees of the Target Funds and the Acquiring Funds each have the power to issue shares without shareholder approval. The governing instruments of the Target Funds and the Acquiring Funds indicate that the amount of shares that the Target Funds and the Acquiring Funds each may issue is unlimited. Shares of the Target Funds and the Acquiring Funds have no preemptive rights.

SHAREHOLDER MEETINGS. Neither the Target Funds nor the Acquiring Funds are required to hold annual meetings of shareholders. Shareholder meetings may be called by the board of trustees of either the Target Funds or Acquiring Funds. Shareholders of the Acquiring Funds are not entitled to call shareholder meetings, except as required by the 1940 Act.

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VOTING RIGHTS. The 1940 Act provides that shareholders of the Target Funds and the Acquiring Funds have the power to vote with respect to certain matters: specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. The governing instruments of the Target Funds and the Acquiring Funds provide that shareholders have the right to vote (a) for the election and removal of trustees to the extent required by law, including filling any vacancies on a Board, at a meeting called for that purpose by the Board, or, to the extent provided by the 1940 Act, the shareholders; (b) to approve additional matters as may be required by law, the governing instruments, or any registration statement filed with the SEC or any state, or (c) on such other matters as the trustees may consider necessary or desirable.

The governing instruments of the Target Funds and the Acquiring Funds further provide that each shareholder is entitled to one vote for each full share held, and a fractional vote for each fractional share held, and that each Fund will vote separately on matters relating solely to it. Shareholders of the Target Funds and the Acquiring Funds are not entitled to cumulative voting in the election of trustees.

QUORUM AND VOTING. The governing instruments of the Target Funds and Acquiring Funds provide that, except as otherwise required by the 1940 Act or other applicable law, thirty-three and one-third percent (33 and 1/3%) of the shares present or represented by proxy and entitled to vote at a shareholder meeting shall constitute a quorum and, if a quorum is present at any meeting, a majority of the shares voted decide any question, except if a plurality vote is necessary for the election of trustees. If the 1940 Act requires approval of a majority of the outstanding voting securities, then the vote required by the 1940 Act is the lesser of: (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

SUBMISSION OF SHAREHOLDER PROPOSALS. The Target Funds and the Acquiring Funds do not have provisions in their governing instruments that require shareholders to provide advance notice to the Target Funds or Acquiring Funds, as applicable, in order to present a proposal at a shareholder meeting. Nonetheless, the federal securities laws, which apply to the Acquiring Funds and the Target Funds, require that certain conditions be met to present any proposal at a shareholder meeting. The matters to be considered and brought before an annual or special meeting of shareholders of the Target Funds and the Acquiring Funds are limited to only those matters, including the nomination and election of trustees, which are properly brought before the meeting. These requirements are intended to provide the Target Funds’ Board or the Acquiring Funds’ Board the opportunity to better evaluate the proposal and provide additional information to shareholders for their consideration in connection with the proposal. Failure to satisfy the requirements of these advance notice provisions means that a shareholder may not be able to present a proposal at an annual or special shareholder meeting.

DERIVATIVE ACTIONS. Under the Delaware Statutory Trust Act, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and: (1) was a shareholder at the time of the transaction complained about or (2) acquired the status of shareholder by operation of law or pursuant to the governing instruments from a person who was a shareholder at the time of the transaction.

The governing instruments of the Acquiring Funds provide that shareholders owning at least 10% of the Acquiring Fund must join in bringing a derivative action.

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AMENDMENT OF GOVERNING INSTRUMENTS. Except as otherwise required by applicable law, the Target Funds’ Board and the Acquiring Funds’ Board generally have the right to amend the governing instruments without shareholder approval. Shareholder approval is required for an amendment to the Target Funds’ Declaration which would adversely affect to a material degree the rights and preferences of Target Funds’ shares, and for an amendment to the Acquiring Funds’ Declaration that would affect the shareholders’ right to vote. The bylaws of the Target Funds and the Acquiring Funds may be amended, and/or restated at any time, without shareholder approval.

LIABILITY OF SHAREHOLDERS. The governing instruments for the Target Funds and the Acquiring Funds generally provide that shareholders will not be subject to personal liability for the obligations of a Fund, and provide for indemnification if any shareholder is personally held liable for the obligations of a Fund.

PROPOSAL: THE PROPOSED REORGANIZATION

TARGET FUND BOARD CONSIDERATIONS IN APPROVING THE REORGANIZATION

    The Target Funds’ Board considered the Reorganization at meetings held on November 18 and December 15, 2021. At those meetings, the Target Funds’ Board, including a majority of the Trustees who are not “interested persons” of the Target Trust as that term is defined in the 1940 Act (“Independent Trustees”), approved the Reorganization and the Plan. In approving the Reorganization, the Target Funds’ Board determined that participation in the Reorganization is in the best interest of the Target Funds and their shareholders.

    In making these determinations, the Target Funds’ Board reviewed and considered information provided to them to assist them in evaluating the Reorganization, such as information relating to: the terms of the Plan; the Acquiring Funds’ investment objective, investment strategy and risks; the Acquiring Funds’ fee structure, as compared to the Target Funds’ fee structure; the Acquiring Funds’ investment adviser and other service providers; the fact that the Acquiring Funds’ investment adviser, Kensington, has had history in sub-advising the Target Funds; the U.S. federal income tax consequences of the Reorganization; the costs anticipated to be incurred in connection with the Reorganization and the fact that Kensington would be responsible for absorbing such costs; and recommendations of Kensington, among other relevant information.  In addition, the Independent Trustees were advised by independent legal counsel in their considerations of the Plan and the Reorganization.
    The Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Plan. Rather, the approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following were some of the factors considered by the Target Funds’ Board in making their determination:
•the terms of the Reorganization, including that the Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Code and that the Target Funds and their shareholders are not expected to recognize gain or loss for U.S. federal income tax purposes in the Reorganization;
•the investment objectives of the Target Funds are identical to the investment objectives of the Acquiring Funds, and the investment strategy and policies of the Target Funds are substantially similar to the investment strategy and policies of the Acquiring Funds;
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•the portfolio manager who sub-advises the Target Funds will serve as a portfolio manager of the Acquiring Funds, providing continuity of management;
•the proposed management fee rate for the Acquiring Funds is potentially less than the management fee of the Target Funds;
•Kensington has agreed to limit the operating expenses of the Acquiring Fund at a level that is lower than any current cap on operating expenses for the Target Funds for a period extending for two years following the Reorganization;
•the reasonableness of the terms and conditions in the Plan;
•Kensington, not the Target Funds or the Acquiring Funds, will pay all costs associated with the Reorganization;
•the satisfactory experience and background of the Acquiring Trust’s independent trustees;
•that the proposed Reorganization will be submitted to the shareholders of the Target Funds for their approval; and
•that shareholders of the Target Funds who do not wish to become shareholders of the Acquiring Funds may redeem their Target Fund shares before the Reorganization.
    Based on all of the foregoing, the Target Funds’ Board concluded that the Target Funds’ participation in the applicable proposed Reorganization would be in the best interests of the Target Funds’ existing shareholders. The Target Funds’ Board, including those Board members who are not “interested persons” of the Target Trust, as defined in the 1940 Act, unanimously recommends that shareholders of the Target Funds approve the Plan for the reorganization of the Target Funds.

SUMMARY OF AGREEMENT AND PLAN OF REORGANIZATION

The terms and conditions under which the Reorganization is expected to be consummated are set forth in the Plan. The following summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Exhibit B to this Proxy Statement/Prospectus.

The Acquiring Funds have been newly established by the Acquiring Trust solely for the purpose of effecting the Reorganization and currently have no assets. With respect to the Reorganization, if shareholders of a Target Fund approve the Plan and other closing conditions are satisfied or waived, all of the assets of the Target Fund will be delivered to the corresponding Acquiring Fund’s custodian for the account of such Acquiring Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of each class or classes of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal on a class-by-class basis to the value of the net assets of the Target Fund attributable to the class or classes held by the holders of record of the Target Fund shares, all determined and adjusted as provided in the Plan. Shareholders of the Class A, Class C and Institutional Class shares of each Target Fund will receive Class A, Class C and Institutional Class shares of the corresponding Acquiring Fund. The value of your account with the Acquiring Funds immediately after the Reorganization is expected to be the same as the value of your account with the Target Funds immediately prior to the Reorganization.

The Target Trust and Acquiring Trust will be required to make representations and warranties that are customary in reorganizations. If shareholders approve the Reorganization and if all of the closing conditions set forth in the Plan are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or around [...], 2022 (the “Closing Date”), immediately following the closing of regular trading on the NYSE on the Closing Date (the “Effective Time”). Following receipt of
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the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of each Target Fund will be terminated in accordance with their governing documents and applicable law.

The obligations of the Acquiring Trust and the Target Trust are subject to the following conditions, among others:

•the Acquiring Funds’ Registration Statement on Form N-14 under the 1933 Act shall be on file with the SEC and shall be effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

•the shareholders of the applicable Target Fund shall have approved the Plan;

•each Acquiring Fund and corresponding Target Fund shall have each delivered an officer’s certificate certifying that all representations, covenants and warranties of or with respect to the Fund made in the Plan are true and correct in all material respects at and as of the effective date of the Plan, except as they may be affected by the transactions contemplated by the Plan;
•Each Target Fund and corresponding Acquiring Fund receive a satisfactory opinion of tax counsel substantially to the effect that the applicable Reorganization is expected to be a “reorganization” within the meaning of Section 368(a) of the Code, as described in more detail in “U.S. Federal Income Tax Considerations” below.

Because shareholders of each Target Fund will vote separately on the Proposal, the Reorganization may be approved for a single Target Fund, even if shareholders of the other Target Fund have not approved the Proposal. If that were the case, management expects that the shareholder meeting would be adjourned for the particular Target Fund to give more time to solicit shareholder votes in favor of the Proposal. If the Reorganization of only one Target Fund is approved by its shareholders, then the Target Fund that received approval of the Reorganization will implement the Reorganization. The Target Fund that does not receive shareholder approval of the Reorganization will continue to operate under its current structure, and the Target Board will consider other possible courses of action. The Plan may be terminated and the Reorganization may be abandoned at any time prior to Closing by mutual agreement of the parties. The Plan may be amended or modified in a writing signed by the parties to the Plan.

COSTS OF REORGANIZATION

The Reorganization costs, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of the Target Fund all materials relating to this Proxy Statement/Prospectus and soliciting shareholder votes, as well as the conversion costs associated with the Reorganization, will be borne by Kensington. Neither the Target Funds nor the Acquiring Funds will bear any costs related to the Reorganization. The costs related to the Reorganization include, but are not limited to, costs associated with preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, and expenses of soliciting Target Fund shareholders and holding shareholder meetings.

U.S. FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury
11

regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in tax-advantaged accounts.

Each Reorganization is intended to qualify as a “reorganization” under Section 368(a) of the Code. As a condition to the closing of the Reorganization, the Target Fund and the Acquiring Fund will receive an opinion from Stradley Ronon Stevens & Young, LLP substantially to the effect that, as further described below, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, generally for U.S. federal income tax purposes:

•The acquisition by each Acquiring Fund of all of the assets of each Target Fund in exchange for the corresponding Acquiring Fund shares and the assumption by each Acquiring Fund of the liabilities of the Target Funds, followed by the distribution by the Target Funds to its shareholders of Acquiring Fund shares in complete liquidation of the Target Funds, will qualify as a reorganization within the meaning of Section 368(a) of the Code, and the Target Funds and Acquiring Funds each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
•No gain or loss will be recognized by the Target Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to Sections 361(a) and 357(a) of the Code.
•No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Target Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund pursuant to Section 1032(a) of the Code.
•No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares to its shareholders in complete liquidation of the Target Fund pursuant to Section 361(c)(1) of the Code.
•The tax basis of each asset of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such asset to the Target Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.
•The holding period of each asset of the Target Fund received by the Acquiring Fund will include the periods during which such asset was held by the Target Fund pursuant to Section 1223(2) of the Code.
•No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund shares for the Acquiring Fund shares (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code.
•The aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the shareholder’s Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
•The holding period of the Acquiring Fund shares received by each shareholder of the Target Fund (including fractional shares to which they may be entitled) will include the
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shareholder’s holding period of the Target Fund shares surrendered in exchange therefor, provided that such Target Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code.

The opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young LLP will rely in rendering its opinion and will also be based on customary assumptions. It is possible that the IRS or a court could disagree with Stradley Ronon Stevens & Young LLP’s opinion, which therefore cannot be free from doubt. A copy of the opinion will be filed with the SEC and will be available for public inspection. Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the U.S. federal tax consequences of the Reorganization.

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a “reorganization” within the meaning of Section 368(a) of the Code, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives in the exchange.

Prior to the closing of the Reorganization, the Target Fund will distribute to its shareholders, in one or more taxable distributions, all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated for taxable years ending on or prior to the date of closing of the Reorganization.

The tax attributes, including capital loss carryovers, if any, as of the date of closing of a Reorganization, of the applicable Target Fund move to the corresponding Acquiring Fund in the Reorganization and any such capital loss carryovers would be available to offset future gains recognized by the Acquiring Fund, subject to limitations under the Code. If, as is anticipated, at the time of the Closing of a Reorganization, the applicable Acquiring Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of the corresponding Target Fund as a result of the Reorganization. Thus, each Reorganization is not expected to result in any limitation on the use by the applicable Acquiring Fund of the corresponding Target Fund’s capital loss carryovers, if any. However, the capital loss carryovers of an Acquiring Fund, as the successor in interest to the corresponding Target Fund, may subsequently become subject to an annual limitation as a result of purchases or redemptions of the Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

This discussion is only a general summary of certain U.S. federal income tax consequences. You should consult your tax adviser regarding the U.S. federal income tax consequences as well as the state, local and foreign consequences to you, if any, of a Reorganization in light of your particular circumstances.

ACCOUNTING SURVIVORSHIP

The Target Funds will be considered to be the accounting survivor of each of the Reorganizations, meaning that the Acquiring Funds will assume the financial and performance history of each Target Fund.
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While the acquiring fund is normally considered the legal survivor and accounting survivor of a reorganization, continuity and dominance in one or more of the following areas may lead to a determination that the target fund should be considered the accounting survivor: (1) portfolio management; (2) investment objectives, policies and restrictions; (3) portfolio composition; (4) expense structure and expense ratios; and (5) asset size. The Target Trust and the Acquiring Trust believe the Target Funds will be the accounting survivors of the Reorganizations based on the continuity and dominance established in each of these areas:

(1)Portfolio management: Kensington currently serves as the investment sub-adviser to the Target Funds, and is responsible for the portfolio management of the Target Funds. The same portfolio manager who manages the Target Funds will continue to serve as a portfolio manager to the Acquiring Funds after the Reorganization.

(2)Investment objectives, policies and restrictions: The Target Funds and the Acquiring Funds have the same investment objectives. The Target Funds and Acquiring Funds additionally have substantially the same investment strategies, policies and restrictions.

(3)Portfolio composition: The portfolio composition of the Acquiring Funds is expected to be substantially similar to that of the Target Funds because the Acquiring Funds are managed by Kensington in substantially the same manner that Kensington managed the Target Funds prior to the Reorganization.

(4)Expense structure and expense ratios: The Acquiring Funds’ total expense ratios after the implementation of the expense cap are expected to be less than the current total expense ratios of the Target Funds.

(5)Asset size: The Target Funds are substantially larger than the Acquiring Funds. As of December 31, 2020, the Target Funds had $[...] million and $[...] million in assets, respectively, while the Acquiring Funds had $[...] million and $[...] in assets, respectively.

TARGET FUND BOARD RECOMMENDATION

The Target Funds’ Board unanimously recommends that shareholders of the Target Funds approve each of the proposed Reorganizations pursuant to the Plan.

VOTING INFORMATION

PROXY STATEMENT/PROSPECTUS

You are receiving this Proxy Statement/Prospectus and the enclosed proxy card because the Target Funds’ Board is soliciting your proxy to vote on the Proposal at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by participating in the virtual Meeting and following the instructions below. You do not need to attend the Meeting to vote. Instead, you may simply complete, sign, and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

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This Proxy Statement/Prospectus, the enclosed Notice of Meeting of Shareholders, and the enclosed proxy card are expected to be mailed on or about […], 2022 to all shareholders entitled to vote.

Shareholders may attend the Meeting. The Meeting will begin promptly at 1:00 p.m. Eastern Time. Only Target Fund shareholders will be able to participate in the Meeting.

Please follow the instructions on your Proxy Card. If you are a registered shareholder (i.e., you hold your shares through the Target Funds’ transfer agent), you do not need to register to attend the Meeting virtually on the Internet. Your individual control number, which is required to enter the Meeting, is included in the shaded box of your Proxy Card that accompanies this Proxy Statement.

If you hold your shares through an intermediary, such as a bank or broker, you must register in advance to access your individual control number in order to attend the Meeting virtually on the Internet using the instructions below. To register and receive your individual control number to attend the Meeting online, you must submit proof of your proxy power (legal proxy) reflecting your Target Fund holdings along with your name and email address to [...]. Requests for registration must be labeled as “Legal Proxy” and be received no later than 5:00 p.m., Eastern Time on [...]. You will receive a confirmation of your registration and your individual control number by email after [...] receives your registration information. Requests for registration for the Meeting should be directed to [...] at the following:

By email

Forward an image of your legal proxy to [...]@[...].com

By mail

[...]

Shareholders of record of the Target Fund as of the close of business on the Record Date of [...], are entitled to vote at the Meeting. The number of outstanding shares of the Target Fund on the Record Date were […]. Each share is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Trust in writing at the address set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder participates in the virtual Meeting, the shareholder may withdraw the proxy and vote at the Meeting. However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

Executed proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Proposals.

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QUORUM REQUIREMENT AND ADJOURNMENT

A “Quorum” is the minimum number of shares that must be present in order to conduct the Meeting. A Quorum means one-third (33 1/3%) of the shares of the Target Fund that are entitled to vote at the Meeting, present virtually at the Meeting or represented by proxy.

If sufficient votes to approve the Proposal are not received by the date of the Meeting or any reconvened Meeting following an adjournment, the Meeting or reconvened Meeting may be adjourned to permit further solicitations of proxies. The persons named as proxies on the enclosed proxy cards will vote their proxies in their discretion on questions of adjournment and any other items (other than the Proposal) that properly come before the Meeting. A majority of the votes cast by shareholders of the Target Fund present virtually or by proxy at the Meeting (whether or not sufficient to constitute a quorum) may adjourn the Meeting. The Meeting may also be adjourned by the Chairperson of the Meeting.

Abstentions and broker non-votes will be counted for purposes of determining whether a quorum is present at the Meeting. Abstentions and broker non-votes will have the same effect as a vote “AGAINST” the Proposal because an absolute percentage of affirmative votes is required to approve the Proposal.

Broker non-votes are proxies from brokers or nominees that indicate that they have not received voting instructions from the beneficial owner or other person entitled to vote shares on a particular matter for which the brokers or nominees do not have discretionary authority to vote, such as the Proposal.

VOTE NECESSARY TO APPROVE THE PROPOSALS

The Proposal must be approved by a 1940 Act Majority vote of the outstanding voting securities of the Target Fund. A “1940 Act Majority” of the outstanding voting securities of a fund means the lesser of (i) 67% or more of the voting securities of the fund that are present at a meeting if holders of shares representing more than 50% of the outstanding voting securities of the fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the fund.

PROXY SOLICITATION

In addition to solicitations by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. The Target Funds will request broker/dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of the shares of record.

In addition to solicitations by mail, officers and employees of the Target Funds, Advisors Preferred, Kensington and their affiliates may, without extra pay, conduct additional solicitations by telephone, telecopy, and personal interviews. The Target Funds expect that any solicitations will be primarily by mail, but also may include telephone, telecopy, or oral solicitations.

As the Meeting date approaches, you may receive a telephone call from a representative of the Target Funds if your votes have not yet been received.  Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.
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In all cases where a telephonic proxy is solicited, the Target Funds’ representative is required to ask for each shareholder’s full name and address, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Target Funds’ representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information elicited matches the information previously provided to the Target Funds, then the Target Funds’ representative has the responsibility to explain the voting process, read the Proposal listed on the proxy card, and ask for the shareholder’s instructions on the Proposal. Although the Target Funds’ representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. The Target Funds’ representative will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Target Fund immediately if his or her instructions are not correctly reflected in the confirmation.

SHARE OWNERSHIP BY LARGE SHAREHOLDERS, MANAGEMENT AND TRUSTEES

A list of the name, address, and percent ownership of each person who, as of [...], to the knowledge of each Target Fund, owned 5% or more of the outstanding shares of each Target Fund can be found at Exhibit A.

To the best of the knowledge of the Target Trust, the ownership of shares of the Target Fund by executive officers and Trustees of each Target Fund as a group constituted less than 1% of the shares of the Target Fund as of [...].

OTHER MATTERS

CAPITALIZATION

The following table shows the capitalization of the Target Funds as of December 31, 2020 and of the Acquiring Funds on a pro forma combined basis (unaudited) as of the same date, giving effect to the proposed Reorganization. The following is an example of the number of shares of the Acquiring Funds that would have been exchanged for the shares of the Target Funds if the Reorganization had been consummated on [...], and does not necessarily reflect the number of shares or value of shares that will actually be received if the Reorganization occurs on the Closing Date. The capitalizations of the Target Funds and the Acquiring Funds are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

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(unaudited)	Target Income Fund(1)	Acquiring Income Fund	Pro Forma Adjustments(1)	Acquiring Fund (pro forma)(1)
Aggregate Net Assets	[...]	[...]	[...]	[...]
Shares Outstanding – Class A	[...]	[...]	[...]	[...]
Net Asset Value Per Share – Class A	[...]	[...]	[...]	[...]
Net Assets – Class A	[...]	[...]	[...]	[...]
Shares Outstanding – Class C	[...]	[...]	[...]	[...]
Net Asset Value Per Share – Class C	[...]	[...]	[...]	[...]
Net Assets – Class C	[...]	[...]	[...]	[...]
Shares Outstanding –Institutional Class	[...]	[...]	[...]	[...]
Net Asset Value Per Share –Institutional Class	[...]	[...]	[...]	[...]
Net Assets -/Institutional Class	[...]	[...]	[...]	[...]

(1)Reflects the conversion of Target Fund Shares for Acquiring Fund Shares as a result of the Transaction

(unaudited)	Target Growth Fund(1)	Acquiring Growth Fund	Pro Forma Adjustments(1)	Acquiring Fund (pro forma)(1)
Aggregate Net Assets	[...]	[...]	[...]	[...]
Shares Outstanding – Class A	[...]	[...]	[...]	[...]
Net Asset Value Per Share – Class A	[...]	[...]	[...]	[...]
Net Assets – Class A	[...]	[...]	[...]	[...]
Shares Outstanding – Class C	[...]	[...]	[...]	[...]
Net Asset Value Per Share – Class C	[...]	[...]	[...]	[...]
Net Assets – Class C	[...]	[...]	[...]	[...]
Shares Outstanding –Institutional Class	[...]	[...]	[...]	[...]
Net Asset Value Per Share –Institutional Class	[...]	[...]	[...]	[...]
Net Assets -/Institutional Class	[...]	[...]	[...]	[...]

(1)Reflects the conversion of Target Fund Shares for Acquiring Fund Shares as a result of the Transaction

DISSENTERS' RIGHTS

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If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Funds, however, have the right to redeem their shares at net asset value until the Closing Date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the corresponding Acquiring Fund, which may also be redeemed at net asset value.

SHAREHOLDER PROPOSALS

The governing instruments of the Target Trust do not require that the Target Funds hold annual meetings of shareholders. The Target Funds are, however, required to call meetings of shareholders in accordance with the requirements of the 1940 Act to seek approval of new or material amendments to advisory arrangements or of a change in the fundamental investment policies, objectives or restrictions of the Target Funds. The Target Trust also would be required to hold a shareholder meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. The Target Trust’s governing instruments generally provide that a shareholder meeting shall be called upon written request of the holders of shares entitled to cast not less than 2/3rds of all the votes entitled to be cast at such meeting.

Shareholders of the Target Funds wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting must send their written proposal to the Target Trust a reasonable time before the Target Funds’ Board’s solicitation relating to that meeting is to be made. Shareholder proposals must meet certain legal requirements established by the SEC, so there is no guarantee that a shareholder’s proposal will actually be included in the next proxy statement. The persons named as proxies in future proxy materials of the Target Fund may exercise discretionary authority with respect to any shareholder proposal presented at any subsequent shareholder meeting if written notice of that proposal has not been received by a Target Fund within a reasonable period of time before the Target Trust’s Board’s solicitation relating to that meeting is made. Written proposals with regard to a Target Fund should be sent to the Secretary of the Target Trust, at the address of the Target Fund given above. If the proposed Reorganization is approved and completed, shareholders of a Target Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the shareholder proposal requirements of the Acquiring Fund.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Funds in connection with the Reorganization and the tax consequences of the Reorganization will be passed upon by Stradley Ronon Stevens & Young LLP.

AUDITORS

The financial statements of the Target Fund for the year ended December 31, 2020, contained in each Acquired Fund’s Annual Report to Shareholders, has been audited by Cohen & Company, Ltd., an independent registered public accounting firm. [...], serves as the independent registered public accounting firm for the Acquiring Funds.

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EXHIBIT A

OWNERSHIP OF THE TARGET FUNDS

SIGNIFICANT HOLDERS

The following tables show, as of [...], 2022, the accounts of the Target Income Fund that own of record 5% or more of a class of the Target Fund. The Target Trust has no information regarding the beneficial ownership of Target Fund shares through accounts with financial intermediaries.

Class A Shares:

Name and Address	% Ownership	Type of Ownership(1)

(1)“Record” ownership means the shareholder of record, or the exact name of the shareholder on the account, i.e. “ABC Brokerage, Inc.” “Beneficial” ownership refers to the actual pecuniary, or financial, interest in the security, i.e. “Jane Doe Shareholder.”

Class C Shares:

Name and Address	% Ownership	Type of Ownership(1)

(1)“Record” ownership means the shareholder of record, or the exact name of the shareholder on the account, i.e. “ABC Brokerage, Inc.” “Beneficial” ownership refers to the actual pecuniary, or financial, interest in the security, i.e. “Jane Doe Shareholder.”

Institutional Class Shares:

Name and Address	% Ownership	Type of Ownership(1)

(1)“Record” ownership means the shareholder of record, or the exact name of the shareholder on the account, i.e. “ABC Brokerage, Inc.” “Beneficial” ownership refers to the actual pecuniary, or financial, interest in the security, i.e. “Jane Doe Shareholder.”

The following tables show, as of [...], 2022, the accounts of the Target Growth Fund that own of record 25% or more of the voting securities the Target Growth Fund. The Target Trust has no information regarding the beneficial ownership of Target Growth Fund shares through accounts with financial intermediaries.

A-1

Class A Shares:

Name and Address	% Ownership	Type of Ownership(1)

(1)“Record” ownership means the shareholder of record, or the exact name of the shareholder on the account, i.e. “ABC Brokerage, Inc.” “Beneficial” ownership refers to the actual pecuniary, or financial, interest in the security, i.e. “Jane Doe Shareholder.”

Class C Shares:

Name and Address	% Ownership	Type of Ownership(1)

(1)“Record” ownership means the shareholder of record, or the exact name of the shareholder on the account, i.e. “ABC Brokerage, Inc.” “Beneficial” ownership refers to the actual pecuniary, or financial, interest in the security, i.e. “Jane Doe Shareholder.”

Institutional Class Shares:

Name and Address	% Ownership	Type of Ownership(1)

(1)“Record” ownership means the shareholder of record, or the exact name of the shareholder on the account, i.e. “ABC Brokerage, Inc.” “Beneficial” ownership refers to the actual pecuniary, or financial, interest in the security, i.e. “Jane Doe Shareholder.”

A-2

Exhibit B
Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (“AGREEMENT”) is made this […] day of […], 2021 by and among: (i) Advisors Preferred Trust, an open-end registered investment company (“TARGET ENTITY”), on behalf of two of its series portfolios, the Kensington Managed Income Fund and the Kensington Dynamic Growth Fund (each, a “TARGET FUND,” and together, the “TARGET FUNDS”); (ii) Managed Portfolio Series, an open-end registered investment company (“ACQUIRING ENTITY”), on behalf of two of its series portfolios, the Kensington Managed Income Fund and the Kensington Dynamic Growth Fund (each, an “ACQUIRING FUND,” and together, the “ACQUIRING FUNDS,” and each Target Fund and each Acquiring Fund, a “FUND”); and (iii) solely for the purposes of Sections 1.1(f), 1.1(g), 9.2, and 11.2 of this Agreement, Advisors Preferred LLC (“ADVISORS PREFERRED”), investment adviser of the Target Funds; and (iv) solely for purposes of Sections 1.1(g), 9.2, 9.3 and 11.1 of this Agreement, Kensington Asset Management, LLC (“KENSINGTON”), investment adviser of the Acquiring Funds. Other than the Target Funds and the Acquiring Funds, no other series of either the Target Entity or the Acquiring Entity are parties to this Agreement.

WHEREAS, each of the Target Entity and the Acquiring Entity is an open-end investment company of the management type registered with the Securities and Exchange Commission (the “COMMISSION”); and

WHEREAS, the parties hereto intend for the Acquiring Entity, on behalf of each Acquiring Fund, and the Target Entity, on behalf of the corresponding Target Fund (identified in the table provided in Schedule 1.1 of this Agreement), to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire all of the assets, property, and goodwill of the corresponding Target Fund in exchange solely for (A) (as applicable) A Class, C Class and Institutional Class shares of the Acquiring Fund and (B) the assumption by the Acquiring Fund of all of the liabilities of the corresponding Target Fund, and (ii) the corresponding Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding classes of shares of the corresponding Target Fund in redemption of all outstanding shares of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “REORGANIZATION” and, together, the “REORGANIZATIONS”); and

WHEREAS, each Acquiring Fund is, and will immediately prior to the Closing (defined in Section 3.1) be, a shell series, without assets (other than nominal seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of the corresponding Target Fund; and

WHEREAS, this Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Treasury Regulations Section 1.368-2(g);

WHEREAS, the parties hereto intend that each Reorganization contemplated by this Agreement constitute a “reorganization” within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “CODE”); and

WHEREAS, this Agreement provides for multiple Reorganizations, the parties hereto intend that each Reorganization between an Acquiring Fund and a Target Fund be treated as if it had been the subject of a separate agreement, and the consummation of the Reorganization between a Target Fund and an Acquiring Fund shall not be contingent on the approval by shareholders of the other Target Fund or the consummation of the other Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.DESCRIPTION OF THE REORGANIZATIONS

1.1 Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Effective Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, the Target Entity and the Acquiring Entity agree to take the following steps with respect to that Reorganization:
(a) The applicable Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.1(b), to the corresponding Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume all of the Liabilities of the Target Fund, as defined and set forth in Section 1.1(c), and deliver to the Target Fund the number of full and fractional A Class, C Class and Institutional Class shares of the Acquiring Fund (as applicable) determined in the manner set forth in Section 2.
(b) The assets of the Target Fund to be transferred to the corresponding Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Effective Date (collectively, “ASSETS”).

(c) The Target Fund will endeavor, consistent with its obligation to continue to pursue its investment objective and employ its investment strategies in accordance with the terms of its prospectus, to discharge all of its liabilities and obligations prior to the Effective Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all of the liabilities of the corresponding Target Fund, whether accrued or contingent, known or unknown, existing at the Effective Date (collectively, “LIABILITIES”).

(d) As soon as reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“TARGET FUND SHAREHOLDERS”) the shares of the corresponding Acquiring Fund received by the Target Fund pursuant to Section 1.1(a) pro rata on a class-by-class basis, and the Target Fund will as promptly as reasonably practicable thereafter completely liquidate and dissolve. Each Target Fund Shareholder will receive the number of full and fractional shares of the class of the Acquiring Fund corresponding to the class of shares of the Target Fund held by such Target Fund Shareholder that has an aggregate net asset value equal to the aggregate net asset value of the shares of that class of the Target Fund held of record by such Target Fund Shareholder at the Closing. Such distribution and liquidation will be accomplished, with respect to the Target Fund’s shares, by the transfer of the corresponding Acquiring Fund shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders, representing the respective number of Acquiring Fund shares of each class due to such Target Fund Shareholders. At the Closing, any outstanding certificates representing shares of the Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.

(e) Ownership of Acquiring Fund shares will be shown on the applicable Acquiring Fund’s books, as such are maintained by the Acquiring Fund’s transfer agent.

(f) All books and records of the Target Fund maintained by the Target Funds or by ADVISORS PREFERRED, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 ACT”) and the rules and regulations promulgated thereunder, shall be given to the corresponding Acquiring Fund on the Effective Date (as defined below) by the Target Fund or by ADVISORS PREFERRED as the case may be, and ADVISORS PREFERRED shall cause copies of all such books and records maintained by the Target Fund’s administrator, custodian, distributor, or fund accountant to be turned over to the Acquiring Fund or its agents as soon as practicable following the Effective Date.

(g) To the extent applicable, ADVISORS PREFERRED, Kensington and the Acquiring Entity will use all commercially reasonable efforts to ensure that the Reorganization will comply with the safe harbor provisions of Section 15(f) of the 1940 Act. In particular, ADVISORS PREFERRED, Kensington and the Acquiring Entity will use all commercially reasonable efforts to ensure that for a period of at least three (3) years after the Closing Date, at least 75 percent of the members of the Acquiring Entity’s Board are not interested persons (as defined in Section 2(a)(19) of the 1940 Act) of either ADVISORS PREFERRED or Kensington; and for a period of at least two (2) years after the Closing Date, no undue burden is imposed on the Acquiring Funds or their shareholders.

2.VALUATION

2.1 With respect to each Reorganization:

(a) The net value of the applicable Target Fund’s Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of the Valuation Time (defined below) by calculating the value of the Assets, which shall reflect the declaration of any dividends, and subtracting therefrom the amount of the Liabilities, in each case using the valuation procedures established by the Target Entity’s Board of Trustees, or such other valuation procedures as may be mutually agreed upon by the parties (“VALUATION PROCEDURES”).

(b) The number of shares of each class (as applicable) issued by the applicable Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the corresponding Target Fund’s Assets shall equal the number of shares of each corresponding class of the Target Fund outstanding as of the Valuation Time.

(c) The net asset value per share of each class (as applicable) of the applicable Acquiring Fund’s shares issued in connection with the Reorganization shall be the net asset value of the corresponding Target Fund attributable to the corresponding class computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using Valuation Procedures, divided by the number of shares of that class issued by the Acquiring Fund;

(d) All computations of value shall be made by the applicable Target Fund’s administrator using the Valuation Procedures and shall be subject to review by the Acquiring Funds’ administrator and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

(e) “VALUATION TIME” shall mean immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) on the Valuation Date.

(f) “VALUATION DATE” shall mean the same business day as the Effective Date.

3.CLOSING AND EFFECTIVE DATE

3.1 Each Reorganization shall close on or around […], 2021 or such other date as the parties may agree (the “EFFECTIVE DATE”). All acts taking place at the closing of a Reorganization (“CLOSING”) shall be deemed to take place simultaneously as of immediately following the closing of regular trading on the NYSE on the Effective Date unless otherwise agreed to by the parties (the “CLOSING TIME”). The Closing of the Reorganizations shall be held in person, by facsimile, email or such other communication means as the parties may agree.
3.2 With respect to each Reorganization:

(a) The Target Funds’ portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Funds as of the Effective Date to the Acquiring Funds’ custodian (the “ACQUIRING CUSTODIAN”) for the account of the Acquiring Funds duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Entity shall direct the Target Funds’ custodian (the “TARGET CUSTODIAN”) to deliver to the Acquiring Custodian as of the Effective Date by book entry, in accordance with customary practices of the Target Custodian and any securities depository (as defined in Rule 17f-4 under 1940 Act) in which the Assets are deposited, the Target Funds’ portfolio securities and instruments so held. The cash to be transferred by the Target Funds shall be delivered to the Acquiring Custodian by wire transfer of federal funds or other appropriate means on the Effective Date. If the Target Funds are unable to make such delivery on the Effective Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Effective Date have not yet been delivered to the Target Funds or their broker, then the Acquiring Funds may, in their sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Funds have, by or on the Effective Date, delivered to the Acquiring Funds or the Acquiring Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Funds or the Acquiring Custodian, such as brokers’ confirmation slips.

(b) The Target Entity shall direct the Target Custodian to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that, except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Funds at the Closing Time on the Effective Date.

(c) At such time prior to the Effective Date as the parties mutually agree, the Target Funds shall provide: (i) instructions and related information to the Acquiring Funds or their transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Effective Date, as necessary) and (ii) the information and documentation maintained by the Target Funds or their agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request.

(d) The Target Entity shall direct the transfer agent for the Target Funds (the “TARGET TRANSFER AGENT”) to deliver to the Acquiring Funds at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class (as applicable) owned by each such shareholder immediately prior to the Closing. The Acquiring Funds shall issue and deliver to the Secretary of the Target Funds a confirmation evidencing the Acquiring Fund shares to be credited on the Effective Date, or provide other evidence reasonably satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Funds. At the Closing, each party shall deliver to the other such bills of sale, assumption of liabilities, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Valuation Date or the Effective Date (a) the NYSE or another primary trading market for portfolio securities of the Target Funds (each, an “EXCHANGE”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Target Funds is impracticable, the Effective Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.REPRESENTATIONS AND WARRANTIES

4.1 Target Entity, on behalf of itself or, where applicable, the applicable Target Fund, represents and warrants to the Acquiring Entity and the corresponding Acquiring Fund as follows:

(a) Each Target Fund is a duly established separate series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust and By-Laws, to own all of its Assets, to carry on its business as it is now being conducted and, subject to approval by the Target Fund’s shareholders, to enter into this Agreement and perform its obligations hereunder;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Target Funds under the Securities Act of 1933, as amended (“1933 ACT”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority under U.S. federal law or the Delaware Statutory Trust Act or the Financial Industry Regulatory Authority (“FINRA”) is required to be obtained for the consummation by the Target Funds and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Effective Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 ACT”), the 1940 Act and Delaware securities laws;

(d) The current prospectus and statement of additional information of the Target Funds conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Funds are in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Funds’ prospectus and statement of additional information;

(f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Funds, each Target Fund will on the Effective Date have good title to the respective Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the corresponding Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that, if disclosed in writing to the corresponding Acquiring Fund, the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, if any, including without limitation, as collateral for swap positions and as margin for futures positions, if any, subject to such segregation and liens that apply to such Assets;

(g) Each Target Funds are not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Target Entity’s Amended and Restated Agreement and Declaration of Trust and By-Laws or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity, on behalf of the Target Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any material agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or the Target Entity, on behalf of the Target Fund, is a party or by which it is bound;

(h) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Funds, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Target Entity’s or the Target Funds’ knowledge, threatened against the Target Entity, with respect to the Target Funds, that, if adversely determined, would materially and adversely affect a Target Fund’s financial condition, the conduct of its business or its ability to consummate the transactions contemplated by this Agreement. The Target Funds and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings or investigations, and neither the Target Entity nor the Target Funds are a party to or subject to the provisions of any order, decree or judgment of any court, tribunal, arbitrator, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The financial statements of the Target Funds for the Target Funds’ most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Funds’ prospectus or statement of additional information included in the Target Funds’ registration statement on Form N-1A (the “PROSPECTUS” and “STATEMENT OF ADDITIONAL INFORMATION”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Funds’ most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Funds as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Funds required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business. For purposes of this paragraph, a decline in net asset value due to declines in market value of securities held by the Target Fund, the redemption of Target Fund shares held by shareholders of the Target Fund, distributions of the Target Funds’ net investment income and/or net recognized gains, or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(k) On the Effective Date, all material Returns (as defined below) of the applicable Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and were (at the time filed), are or will be true, correct and complete in all material respects, and all Taxes (as defined below) of the Target Fund shown as due to any government authority on any such Return shall have been paid or provision shall have been made for the payment thereof. To the knowledge of the Target Fund, no such Return is currently under audit by any federal, state, local or foreign Tax authority. No waivers of the time within which a Tax authority may assess such Taxes are outstanding, nor are any written requests for such waivers pending. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Return that the Target Fund is or may be subject to taxation in that jurisdiction. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, dividend reporting forms, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(l) The applicable Target Fund is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code and has filed an election to be a regulated investment company under the Code. The applicable Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Effective Date and, assuming the accuracy of Section 4.2(i) hereof, intends to satisfy any applicable requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Effective Date. For each taxable year since inception (or portion thereof), the applicable Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. The applicable Target Fund has not had at any time since its inception (and will not have as of the Effective Date) any material tax liability under Sections 852 or 4982 of the Code for any period ended before the Effective Date. The applicable Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. The applicable Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is subject to the rules of Section

1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder;

(m) Neither Target Fund has changed its taxable year end within the most recent 60-month period ending on […], 2021, and will not change its taxable year end prior to the Effective Date, without the consent of the Acquiring Entity, whose consent will not be unreasonably withheld;

(n) All issued and outstanding shares of the Target Funds are, and on the Effective Date will be, validly issued, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws or exemptions therefrom;

(o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Funds, and subject to the approval of the shareholders of each Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Funds, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(p) Within a timeframe mutually agreeable to the parties, the Target Funds will provide the Acquiring Funds with such information relating to the Target Funds as is reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b)) in connection with the meeting of shareholders of the Target Funds to approve this Agreement and such information, as of the date provided through the date of the meeting of shareholders of the Target Funds, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Entity for use therein;

(q) The books and records of the Target Funds are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Funds;

(r) The applicable Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although it may have claims against creditors in such a Title 11 or similar case;

(s) The Target Funds have no unamortized or unpaid organizational fees or expenses;

(t) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Funds, the Target Funds have no material contracts or other commitments (other than this Agreement) that will be terminated with any liability known to the Target Funds prior to the Effective Date; and

(u) The applicable Target Fund has not been notified in writing that any examinations of the Returns of such Target Fund are currently in progress or threatened, and the applicable Target Fund has not been notified in writing that a deficiency has been asserted or assessed against it as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to the knowledge of the Target Fund, there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of such Target Fund (other than liens for Taxes not yet due and payable);

4.2 The Acquiring Entity, on behalf of the applicable Acquiring Fund, represents and warrants to the Target Entity and the corresponding Target Fund as follows:

(a) The Acquiring Funds are duly organized as separate series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its organizational documents to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(c) The registration of the shares of the Acquiring Funds to be issued in the Reorganization under the 1933 Act is in full force and effect;

(d) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Funds and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Effective Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(e) The prospectuses and statements of additional information of the Acquiring Funds, including supplements thereto, to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(f) On the Effective Date, prior to the Closing, the Acquiring Fund will have never had any assets other than nominal seed capital contributed by the initial shareholder of the Acquiring Fund in accordance with Section 14(a) of the 1940 Act and in exchange for a nominal number of shares of the Acquiring Fund (“INITIAL SHARES”). The Initial Shares have been or will be redeemed by the Acquiring Fund prior the Closing for the price for which they were issued, and any price paid for the Initial Shares shall at all times have been held by the Acquiring Fund in a non-interest bearing account.

(g) The Acquiring Funds are not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Acquiring Entity’s organizational documents or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Funds or the Acquiring Entity are a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Funds or the Acquiring Entity is a party or by which it is bound;

(h) Except as otherwise disclosed in writing to and accepted by or on behalf of the Target Funds, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Acquiring Entity’s knowledge, threatened against the Acquiring Entity or the Acquiring Funds that, if adversely determined, would materially and adversely affect the Acquiring Entity’s or the Acquiring Funds’ financial condition, the conduct of its business or its ability to consummate the transactions contemplated by this Agreement. The Acquiring Funds and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Funds are a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) Each Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity, without assets or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of its respective Target Fund in connection with the Reorganization and, accordingly, each of the Acquiring Funds has not commenced operations, prepared books of account and related records or financial statements or issued any shares except the Initial Shares issued to its initial shareholder to secure any required initial shareholder approvals;
(j) By the Closing, the Acquiring Entity’s Board of Trustees and Officers shall have taken all actions as are necessary under the 1933 Act, 1934 Act, 1940 Act and any applicable state securities laws for the Acquiring Funds to commence or have commenced operations as series of a registered open-end management investment company, including, without limitation, approving and executing investment advisory contracts in the manner required by the 1940 Act and approving and executing such other contracts as are necessary for the operation of the Acquiring Fund;

(k) On the Effective Date, all Returns of the Acquiring Funds required by law to have been filed by such date (including any extensions), if any, shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Funds’ knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Funds or their assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

(l) The Acquiring Funds: (i) were formed for the purpose of implementing the respective Reorganizations, (ii) have not filed any income tax return, and intend to continue to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Effective Date; (iii) hold and have held no property other than de minimis assets related to their formation or maintenance of their legal status and have and have had no tax attributes other than attributes related to such de minimis assets, and (iv) each are a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code and the consummation of the transactions contemplated by the Agreement will not cause an Acquiring Fund to fail to continue its corresponding Target Fund’s qualification as a regulated investment company from and after the Closing. No Acquiring Fund has earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(m) All issued and outstanding Acquiring Fund shares are, and on the Effective Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws or exemptions therefrom;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Date by all necessary action, if any, on the part of the Board of the Trustees of the Acquiring Entity, on behalf of the Acquiring Funds, and subject to the approval of shareholders of the Target Funds and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Funds, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The shares of the Acquiring Funds to be issued and delivered to the corresponding Target Funds, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Effective Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of a Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity and the Acquiring Funds;

(p) Neither of the Acquiring Funds is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(q) The Acquiring Funds have no unamortized or unpaid organizational fees or expenses for which they expect to be reimbursed by the Target Funds, directly or indirectly;

(r) The information provided by the Acquiring Funds for use in the N-14 Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which such statements were made, not misleading, on the effective date of such N-14 Registration Statement, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Funds for use therein; and

(s) A true and correct copy of the Certificate of Trust, the Agreement and Declaration of Trust, and the Bylaws of the Acquiring Entity were filed with the Commission on February 4, 2011 and each, as so filed, is in full force and effect and enforceable in accordance with its respective terms.

5.COVENANTS

5.1 With Respect to each Reorganization, the applicable Acquiring Fund and the corresponding Target Fund covenant and agree, respectively, as follows:

(a) Each Target Fund and Acquiring Fund: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Effective Date for the Reorganization, it being understood that such ordinary course of business for each Target Fund during that time period may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct its business operations in the ordinary course in all material respects.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Funds to approve the Reorganization (the “N-14 REGISTRATION STATEMENT”).

(c) The Target Entity will call a meeting of the shareholders of the Target Funds to consider and act separately upon this Agreement with respect to each Target Fund and to take all other action necessary to obtain approval of the transactions contemplated herein.

(d) The Target Funds covenant that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(e) The Target Funds will assist the Acquiring Funds in obtaining such information as the Acquiring Funds reasonably request concerning the beneficial ownership of the Target Funds’ shares.

(f) The Target Entity, on behalf of the applicable Target Fund, will provide the corresponding Acquiring Fund with: (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the corresponding Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, including such information as the Acquiring Entity may reasonably request concerning Target Fund shares or Target Fund Shareholders in connection with the Acquiring Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury Regulations following the Closing for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become shareholders of the corresponding Acquiring Fund as a result of the transfer of Assets (the “TARGET FUND SHAREHOLDER DOCUMENTATION”), (3) the tax books and records of the Target Fund (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. section 1.6045A-1 and section 1.6045B-1(a))) for purposes of preparing any returns required by law to be filed by the Target Fund for tax periods ending after the Effective Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 WORKPAPERS”). The foregoing information will be provided within such timeframes as is mutually agreed by the parties.

(g) Subject to the provisions of this Agreement, the Acquiring Funds and the Target Funds will each take, or cause to be taken, all action, and do or cause to be done all things,

reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(h) As promptly as reasonably practicable after the Closing, each Target Fund will make one or more liquidating distributions to its shareholders consisting of the shares of the corresponding Acquiring Fund received at the Closing, as set forth in Section 1.1(d) hereof.

(i) After the Effective Date, the Target Entity, on behalf of the Target Funds, shall deliver to the Acquiring Funds a statement of the earnings and profits (accumulated and current) of each Target Fund for federal income tax purposes that will be carried over to the corresponding Acquiring Fund under Section 381 of the Code.

(j) The parties intend that each Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the parties to the Reorganizations shall take any action or cause any action to be taken (including, without limitation the filing of any Return) that, to its knowledge, is inconsistent with such treatment or results in the failure of the Reorganizations to qualify as a reorganization within the meaning of Section 368(a) of the Code.

(k) Any reporting responsibility of the applicable Target Fund, including, but not limited to, the responsibility for filing regulatory reports, preparing Returns relating to tax periods ending on or prior to the Effective Date (whether due before or after the Effective Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties in writing. Since the parties hereto contemplate that each Reorganization described herein will qualify as a reorganization described in Section 368(a)(1)(F) of the Code, any Returns required to be prepared by the applicable Target Fund pursuant to this Section 5.1(k) shall, if necessary, be signed by an officer of the Acquiring Entity based on a certification issued by an appropriate officer of the Target Entity (on behalf of the Target Fund) to the Acquiring Entity (on behalf of the applicable Acquiring Fund) certifying that such Returns are, to the best of the knowledge and belief of Target Entity, true, correct, and complete.

(l) The Target Entity, on behalf of the applicable Target Fund, shall deliver to the corresponding Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

(m) The Target Entity, on behalf of the Target Funds, agrees that the acquisition of all Assets and Liabilities of the Target Funds by the Acquiring Entity, on behalf of the Acquiring Funds, includes any right of action against current and former service providers of the Target Funds, such right to survive for the statute of limitation of any such claim. For the avoidance of all doubt, the Target Entity hereby assigns to the Acquiring Entity all rights, causes of action, and other claims against third parties relating to the Target Funds, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.

(n) The Target Entity and the Acquiring Entity will coordinate with their respective administrators to provide a valuation check to determine whether the use of the Acquiring Funds’ Valuation Procedures will result in material differences in the prices of the portfolio securities of the Target Funds as compared to the prices of the same portfolio securities determined using the

Target Funds’ valuation procedures, such valuation check to be conducted no later than one month prior to the Effective Date and again within one week of the Effective Date on mutually agreeable dates. In the event that such valuation check reveals material pricing differences, the Target Entity and the Acquiring Entity will work together, in good faith, to eliminate or minimize such differences prior to the Closing.

(o) The Acquiring Entity covenants that it will not make any material changes to the Acquiring Funds’ Valuation Procedures prior to the Effective Date without providing the Target Entity with written notice of such changes at least ten days prior to the effective date of such changes.

6.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUNDS
6.1 The obligations of the Target Entity, on behalf of the Target Funds, to consummate the transactions provided for herein and the effectiveness of the Reorganizations shall be subject, at the Target Funds’ election, to the performance by the Acquiring Entity and the Acquiring Funds of all of the obligations to be performed by it hereunder on or before the Effective Date, and, in addition thereto, the following conditions:

(a) All representations, covenants and warranties of the Acquiring Funds and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Date, with the same force and effect as if made on and as of the Effective Date;

(b) The Acquiring Entity shall have delivered to the Target Entity on the Effective Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Effective Date, to the effect that the representations, covenants and warranties of or with respect to the Acquiring Funds made in this Agreement are true and correct in all material respects at and as of the Effective Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Funds shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Funds, on or before the Effective Date;

(d) The Acquiring Entity has not made any material changes to the Acquiring Funds’ Valuation Procedures between the date of this Agreement and the Effective Date, except as provided in Section 5.1(o) herein;

(e) The Target Entity shall have received a favorable opinion of Stradley Ronon Stevens & Young, LLP (“STRADLEY RONON”), counsel to the Acquiring Entity, dated the Effective Date and in a form satisfactory to the Target Entity, to the following effect:

(i) The Acquiring Entity is duly organized, validly existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted and each Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Acquiring Entity;

(ii) This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Entity and, assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Acquiring Entity enforceable against the Acquiring Entity in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(iii) The shares of each Acquiring Fund to be issued for transfer to the corresponding Target Fund’s shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and, assuming receipt by the Acquiring Fund of the consideration contemplated hereby, fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

(iv) The execution and delivery of this Agreement did not, and the performance by the Acquiring Entity of its obligations hereunder will not, violate the Acquiring Entity’s organizational documents;

(v) The Acquiring Entity is registered with the Commission as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the Commission is in full force and effect;

(vi) Except as disclosed in writing to the Target Entity, such counsel knows of no material legal proceedings pending against the Acquiring Funds or the Acquiring Entity; and

(vii) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Entity of the transactions contemplated by this Agreement except such as have been obtained.

(f) In connection with the opinion contemplated by Section 6.1(e) of this Agreement, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Acquiring Entity.

(g) The Acquiring Funds’ registration statement on Form N-1A filed by the Acquiring Entity with the Commission to register the offer of shares of the Acquiring Funds will be in effect on the Closing Date.

(h) Each Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of its corresponding Target Fund's current and former trustees and officers, acting in their capacities as such, shall survive the Reorganization as obligations of such Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against such Acquiring Fund, its successors or assigns.

7.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS
7.1 With respect to the Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Funds, to consummate the transactions provided for herein and the effectiveness of the Reorganizations shall be subject, at the Acquiring Funds’ election, to the performance by the Target

Entity and the Target Funds of all of the obligations to be performed by it hereunder on or before the Effective Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Date, with the same force and effect as if made on and as of the Effective Date;

(b) The Target Entity shall have delivered to the Acquiring Entity on the Effective Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Effective Date, to the effect that the representations and warranties of or with respect to the Target Funds made in this Agreement are true and correct in all material respects at and as of the Effective Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Target Entity, on behalf of the applicable Target Fund, shall have delivered to the Acquiring Entity (i) the items listed in clauses (1), (2), and (4) of Section 5.1(f) hereof and (ii) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund;

(d) The Target Custodian shall have delivered the certificate contemplated by Section 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

(e) The Target Entity and the Target Funds shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Funds, on or before the Effective Date;
(f) The Acquiring Entity shall have received a favorable opinion of Thompson Hine, LLP, counsel to the Target Entity, dated the Effective Date and in a form satisfactory to the Acquiring Entity, to the following effect:
(i) The Target Entity is a statutory trust, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the Target Funds’ properties and assets and to carry on its business as presently conducted. Each Target Fund has been established as a separate series of the Target Entity under the Agreement and Declaration of Trust of the Target Entity;

(ii) This Agreement has been duly authorized, executed and, to such counsel’s knowledge, delivered by the Target Entity, on behalf of the Target Funds, and, assuming the N-14 Registration Statement complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Target Entity enforceable against the Target Entity, on behalf of the Target Funds, in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium or other similar laws relating to or affecting the enforcement of creditors’ rights generally and other equitable principles;

(iii) The execution and delivery of this Agreement did not, and the performance by the Target Entity of its obligations hereunder, including the transfer of the Assets, will not, violate the Target Entity’s Agreement and Declaration of Trust and By-Laws;

(iv) The Target Entity is registered with the Commission as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the Commission under the 1940 Act is in full force and effect; and

(v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority under U.S. federal law or the Delaware Statutory Trust Act is required to be obtained by the Target Entity in order to consummate the transactions contemplated by this Agreement except such as have been obtained; and

(g) In connection with the opinion contemplated by Section 7.1(f) of this Agreement, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Target Entity.

8.FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE TARGET FUNDS
With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Effective Date with respect to the Target Funds or the Acquiring Funds, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of each Target Fund in accordance with the provisions of the Target Entity’s Amended and Restated Agreement and Declaration of Trust and By-Laws, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Funds nor the Acquiring Funds may waive the condition set forth in this Section 8.1. The consummation of one Reorganization between a Target Fund and an Acquiring Fund shall not be contingent on the approval by shareholders of another Target Fund;

8.2 On the Effective Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Funds or the Target Funds, provided that either party hereto may for itself waive any of such conditions;

8.4 The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and

8.5 With respect to each Reorganization, the Target Entity (on behalf of the applicable Target Fund) and the Acquiring Entity (on behalf of the corresponding Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon, in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.5. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.5 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Target Entity and the Acquiring Entity agree that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.5.

9.FEES AND EXPENSES
9.1 The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 Kensington will bear one-hundred percent (100%) of the expenses relating to the Reorganization including, but not limited to: (1) the external legal costs of the Target Funds, of the Acquiring Funds, and of the Independent Trustees of the Target Funds and the Acquiring Funds relating to the Reorganization; (2) the external legal, printing and mailing costs associated with providing the supplement to the prospectus of the Target Funds notifying shareholders of board approval of this Agreement; (3) the external legal costs associated with the N-14 Registration Statement preparation, filing and negotiations with the Commission; (4) the fees charged by the Target Funds’ independent registered public accountants for services related to the Reorganization; (5) the fees charged by the Acquiring Funds’ transfer agent for services relating to the Reorganization, including printing, mailing and imaging; (6) solicitation by proxy of approval of the Reorganization by the Target Fund Shareholders, including printing, mailing, and solicitation and tabulation of shareholder votes; (7) external legal costs associated with an opinion of counsel issued to both the Target Funds and the Acquiring Funds regarding the qualification of the Reorganization as a tax-free reorganization; and (8) all necessary taxes in connection with the Reorganization, including all applicable Federal, state and foreign stock transfer stamps. The parties hereto agree to effectuate the Reorganization in a manner designed to minimize actual costs incurred.

9.3 At or prior to the Closing, Kensington shall pay the estimated expenses of the Reorganization to be paid by it pursuant to paragraph 9.2, and any remaining balance shall be paid by Kensington within ten (10) days after the Closing.

10.COOPERATION AND EXCHANGE OF INFORMATION
Prior to the Closing and for a reasonable time thereafter, the Target Entity and the Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary: (i) for the filing of any Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all Returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Funds and the Acquiring Funds for the taxable period first ending after the Closing of the Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Funds.
If applicable, the Acquiring Funds shall receive certificates following the Closing, promptly upon reasonable request, from the principal executive officer and principal financial officer, or persons performing similar functions, of the Target Entity to the effect that such principal executive officer and principal financial officer, or persons performing similar functions, of the Target Entity have concluded that, based on their evaluation of the effectiveness of the Target Entity’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), to the best of their knowledge, the design and operation of such procedures were effective to provide reasonable assurance regarding the reliability of information provided by the Target Entity to the Acquiring Entity with respect to the Target Funds’ operations prior to the Closing that is required to be disclosed by the Acquiring Entity on Forms N-CSR and N-Q or any forms adopted by the Commission in replacement of Forms N-CSR or N-Q.

11.INDEMNIFICATION

11.1 Kensington and Acquiring Entity each agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees and the Target Funds from and against any and all losses, claims, damages, stated liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Target Entity or any of its trustees or officers or the Target Funds may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Funds, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.

11.2 ADVISORS PREFERRED and Target Entity agrees to indemnify and hold harmless the Acquiring Entity and each of the Acquiring Entity’s officers and trustees and the Acquiring Funds from and against any and all losses, claims, damages, stated liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Entity or any of its trustees or officers or the Acquiring Funds may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Funds, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.

12.ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1 Except as described in Section 9.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13.TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned (i) by mutual agreement of the Acquiring Entity and the Target Entity; (ii) by either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before […], 2022, unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; (iii) by either the Acquiring Entity or the Target Entity if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith; (iv) by the Acquiring Entity if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Acquiring Entity; (v) by the Target Entity if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Target Entity; or (vi) after a determination by the

Acquiring Entity’s or the Target Entity’s board of trustees that the consummation of the transactions contemplated herein is not in the best interest of the party, and giving notice to the other party hereto. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (i) any such material breach or intentional misrepresentation or (ii) the parties’ respective obligations under Section 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive. However, a termination pursuant to this provision shall not relieve the parties of their obligations pursuant to Section 9.2 to bear expenses relating to the Reorganization, as specified in section 9.2, which were incurred prior to the termination.

14.AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following the meeting of Target Fund Shareholders pursuant to paragraph 5.1(c) of this Agreement, no such amendment may have the effect of changing any provisions to the detriment of such shareholders.

15.HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY; PUBLICITY; SEVERABILITY; EFFECT OF ELECTRONIC DOCUMENTS

15.1 The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

15.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4 This agreement may be executed in any number of counterparts, each of which shall be considered an original.

15.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of: (a) the Target Funds, as provided in the Target Entity’s Amended and Restated Agreement and Declaration of Trust and By-Laws, or the Acquiring Funds, as provided in their respective organizational documents, as applicable; and (b) the other parties. The execution and delivery of this Agreement have been authorized by the trustees of the Target Entity and the Acquiring Entity on behalf of the Target Funds and Acquiring Funds, respectively, and signed by authorized officers of the Target Entity and Acquiring Entity, acting as such. Such authorization by such trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Funds or Target Funds.

15.6 Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, as determined by the disclosing party on the advice of counsel, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

15.7 Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

15.8 A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer or closing document shall have the same effect as if executed in the original by such officer.

15.9 Each party specifically acknowledges and agrees that any liability under this Agreement with respect to an Acquiring Fund or a Target Fund, or in connection with the transactions contemplated herein with respect to an Acquiring Fund or a Target Fund, shall be discharged only out of the assets of that Acquiring Fund or Target Fund, and that no other series of the Acquiring Entity or the Target Entity shall be liable with respect thereto.

16.CONFIDENTIALITY

Each party will hold, and will cause its board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the disclosing party, all confidential information obtained from the disclosing party in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

In the event of a termination of this Agreement, each party agrees that it, along with its board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the disclosing party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

17.NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

FOR TARGET ENTITY:

Advisors Preferred Trust
1445 Research Boulevard, Suite 530
Rockville, MD 20850
Attn.: Catherine Ayers-Rigsby

WITH A COPY TO:

Parker Bridgeport
Thompson Hine, LLP
41 S. High Street, Suite 1700
Columbus, Ohio 43215

FOR ACQUIRING ENTITY:

Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
Attn.: Joseph Destache

WITH A COPY TO:

Michael P. O’Hare
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

FOR KENSINGTON:
Kensington Asset Management, LLC
6207 Bee Caves Road, Suite 250
Austin, Texas 78746
Attn.: Will Bower

FOR ADVISORS PREFERRED:
\    Advisors Preferred, LLC
1445 Research Boulevard, Suite 530
Rockville, MD 20850
Attn.: Catherine Ayers-Rigsby

[SIGNATURE PAGE FOLLOWS]

AGREEMENT AND PLAN OF REORGANIZATION
SIGNATURE PAGE

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as set forth below.

ADVISORS PREFERRED TRUST,
on behalf of its series
KENSINGTON MANAGED INCOME FUND
KENSINGTON DYNAMIC GROWTH FUND
By:
Name:
Title:

MANAGED PORTFOLIO SERIES
on behalf of its series
KENSINGTON MANAGED INCOME FUND
KENSINGTON DYNAMIC GROWTH FUND
By:
Name:
Title:

KENSINGTON ASSET MANAGEMENT, LLC, solely for the purposes of Sections 1.1(g), 9.2, 9.3 and 11.1 of this Agreement
By:
Name:
Title:

ADVISORS PREFERRED, LLC, solely for the purposes of Sections 1.1(f), 1.1(g), 9.2 and 11.2 of this Agreement
By:
Name:
Title:

AGREEMENT AND PLAN OF REORGANIZATION
SCHEDULE 1.1
TARGET FUNDS AND CORRESPONDING ACQUIRING FUNDS

Target Fund (Share Class	Corresponding Acquiring Fund (Share Class)
Kensington Managed Income Fund (A Class) (C Class) (Institutional Class)	Kensington Managed Income Fund (A Class) (C Class) (Institutional Class)
Kensington Dynamic Growth Fund (A Class) (C Class) (Institutional Class)	Kensington Dynamic Growth Fund (A Class) (C Class) (Institutional Class)

AGREEMENT AND PLAN OF REORGANIZATION
SCHEDULE 8.5
TAX OPINION

(i)The acquisition by the Acquiring Fund of all of the Assets of its corresponding Target Fund in exchange for the Acquiring Fund shares and the assumption by the corresponding Acquiring Fund of the Liabilities of its corresponding Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
(ii)No gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets to, and assumption of its Liabilities by, its corresponding Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to Sections 361(a) and 357(a) of the Code.
(iii)No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets of its corresponding Target Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of its corresponding Target Fund pursuant to Section 1032(a) of the Code.
(iv)No gain or loss will be recognized by the Target Fund upon the distribution of its corresponding Acquiring Fund shares to its shareholders in complete liquidation of the Target Fund pursuant to Section 361(c)(1) of the Code.
(v)The tax basis of each Asset of the Target Fund received by its corresponding Acquiring Fund will be the same as the tax basis of such Asset to the Target Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.
(vi)The holding period of each Asset of the Target Fund received by its corresponding Acquiring Fund will include the periods during which such Asset was held by the Target Fund pursuant to Section 1223(2) of the Code.
(vii)No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund shares for its corresponding Acquiring Fund shares (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code.
(viii)The aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the shareholder’s Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(ix)The holding period of the Acquiring Fund shares received by each shareholder of the Target Fund (including fractional shares to which they may be entitled) will include the shareholder’s holding period of the Target Fund shares surrendered in exchange therefor, provided that such Target Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code.
(x)The taxable year of the Target Fund will not end as a result of the Reorganization. For the purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.
Notwithstanding anything to the contrary herein, we express no opinion as to the effect of the Reorganization on the Target Funds, the Acquiring Funds or any Target Fund shareholders with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in section 1297(a) of the Code or any contract described in Section 1256(b) of the Code) as to which any unrealized gain or loss is required to be recognized for federal income tax purposes upon the transfer of such asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.

Exhibit C

FINANCIAL HIGHLIGHTS

The financial highlights in the following tables are intended to help you understand each Target Fund’s and Acquiring Fund’s financial performance for the fiscal periods indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).  The information in the tables below for the fiscal periods indicated has been derived from the financial statements audited by Cohen & Company, Ltd., for the Target Funds, the Fund’s independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

The Acquiring Funds will adopt the financial statements of each corresponding Target Fund, the accounting survivors of the Reorganization. The audited financials of each Target Fund are included in the Target Funds' Annual Report which is incorporated herein by reference. Because the Acquiring Funds have not commenced operations as of the date of this Proxy Statement/Prospectus, no financial highlights are provided.

    C-1

Kensington Managed Income Fund (the "Target Income Fund")

Class A	Year Ended December 31, 2020	Year Ended December 31, 2019

Net asset value, beginning of year/period	$10.20	$10.00

From Operations:
Net investment income (a)	0.31	0.15
Net gain from investments (realized and unrealized)	0.49	0.15
Total from investment operations	0.80	0.30

Distributions to shareholders from:
Net investment income	(0.19)	(0.10)
Net realized gains	(0.02)	—
Return of capital	(0.01)	—
Total distributions	(0.22)	(0.10

Net asset value, end of year/period	$10.78	$10.20

TOTAL RETURN (b)	7.87%	3.01% (c)

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$38,110	$4,867

Ratio of expenses to average net assets:
Before reimbursement/recapture	1.77%	2.42% (d)
Net of reimbursement/recapture	1.79%	2.39% (d)
Ratio of net investment income to average net assets:	2.93%	2.44% (d)
Portfolio turnover rate	233%	61% (c)
* For the period May 28, 2019 (commencement of operations) through December 31, 2019. Trading commenced on May 31, 2019.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges.
(c) Not annualized.
(d) Annualized.

    C-2

Kensington Managed Income Fund (the "Target Income Fund")
The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.
Institutional Class	For the Year Ended December 31, 2020	For the Period* Ended December 31, 2019

Net asset value, beginning of year/period	$10.21	$10.00

From Operations:
Net investment income (a)	0.32	0.17
Net gain from investments (realized and unrealized)	0.51	0.15
Total from investment operations	0.83	0.32

Distributions to shareholders from:
Net investment income	(0.21)	(0.11)
Net realized gains	(0.02)	—
Return of capital	(0.01)	—
Total distributions	(0.24)	(0.11)

Net asset value, end of year/period	$10.80	$10.20

TOTAL RETURN (b)	8.13%	3.20% (c)

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$296,660	$54,723

Ratio of expenses to average net assets:
Before reimbursement/recapture	1.59%	2.20% (d)
Net of reimbursement/recapture	1.61%	1.99% (d)
Ratio of net investment income to average net assets:	3.06%	2.83% (d)
Portfolio turnover rate	233%	61% (c)
* For the period May 28, 2019 (commencement of operations) through December 31, 2019. Trading commenced on May 31, 2019.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the Fund's expenses, total returns would have been lower for the period ended December 31, 2019.
(c) Not annualized.
(d) Annualized.

Kensington Managed Income Fund (the "Target Income Fund")
The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.
Class C	For the Year Ended December 31, 2020	For the Period* Ended December 31, 2019

Net asset value, beginning of year/period	$10.19	$10.17

From Operations:
Net investment income (a)	0.22	0.06
Net gain from investments (realized and unrealized)	0.49	0.05
Total from investment operations	0.71	0.11

Distributions to shareholders from:
Net investment income	(0.13)	(0.09)
Net realized gains	(0.02)	—
Return of capital	(0.01)	—
Total distributions	(0.16)	(0.09)

Net asset value, end of year/period	$10.74	$10.19

TOTAL RETURN (b)	6.95%	1.09% (c)

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$11,749	$2,156

Ratio of expenses to average net assets:
Before reimbursement/recapture	2.55%	3.03% (d)
Net of reimbursement/recapture	2.57%	2.99% (d)
Ratio of net investment income to average net assets:	2.07%	2.22% (d)
Portfolio turnover rate	233%	61% (c)
* For the period August 27, 2019 (commencement of operations) through December 31, 2019.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the Fund's expenses, total returns would have been lower for the period ended December 31, 2019.
(c) Not annualized.
(d) Annualized.

Kensington Dynamic Growth Fund (the "Target Growth Fund")
The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.
	Class A	Institutional Class	Class C
	For the Period* Ended December 31, 2020	For the Period* Ended December 31, 2020	For the Period* Ended December 31, 2020

Net asset value, beginning of year/period	$10.00	$10.00	$10.00

From Operations:
Net investment income (a)	0.05	0.04	0.05
Net gain from investments (realized and unrealized)	0.08	0.11	0.09
Total from investment operations	0.13	0.15	0.14

Distributions to shareholders from:
Net investment income	(0.03)	(0.04)	(0.03)
Total distributions	(0.03)	(0.04)	(0.03)

Net asset value, end of period	$10.10	$10.11	$10.11

TOTAL RETURN (b)(c)	1.35%	1.47%	1.39%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$3,588	$58,914	$2,086

Ratio of expenses to average net assets:
Before reimbursement/recapture (d)	2.36%	2.12%	2.96%
Net of reimbursement/recapture (d)	2.04%	1.64%	2.64%
Ratio of net investment income to average net assets: (d)	2.71%	2.20%	2.50%
Portfolio turnover rate (c)	277%	277%	277%
* For the period October 23, 2020 (commencement of operations) through December 31, 2020.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the Fund's expenses, total returns would have been lower.
(c) Not annualized.
(d) Annualized.

STATEMENT OF ADDITIONAL INFORMATION
TO THE
REGISTRATION STATEMENT ON FORM N-14 FILED BY:

Managed Portfolio Series
on behalf of its series
Kensington Managed Income Fund
Kensington Dynamic Growth Fund

615 East Michigan Street
Milwaukee, Wisconsin 53202
(414) 287-3700

Relating to the March [...], 2022 Special Meeting of Shareholders of:
Kensington Managed Income Fund
Kensington Dynamic Growth Fund
series of Advisors Preferred Trust

[…], 2022

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated February […], 2022, relating specifically to the Special Meeting of Shareholders of the Kensington Managed Income Fund and Kensington Dynamic Growth Fund to be held on March [...], 2022 (the “Proxy Statement/Prospectus”). Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling the Fund at [...].

1

TABLE OF CONTENTS

PAGE
GENERAL INFORMATION	3
INCORPORATION OF DOCUMENTS BY REFERENCE
INTO THE STATEMENT OF ADDITIONAL INFORMATION	3
PRO FORMA FINANCIAL INFORMATION	3

2

GENERAL INFORMATION

This Statement of Additional Information relates to: (a) the transfer of all of the assets of each Target Fund to the corresponding Acquiring Fund in exchange for (i) shares of each Acquiring Fund with an aggregate net asset value per class equal to the aggregate net asset value of the corresponding class of shares of the corresponding Target Fund, and (ii) the Acquiring Funds’ assumption of all of the liabilities of each Target Fund; followed by (b) the liquidating distribution by the Target Funds to their shareholders of the shares of the corresponding Acquiring Fund received in the exchange in proportion, on a class-by-class basis, to the shareholders’ respective holdings shares of the corresponding class of the Target Funds (the “Reorganization”). Target Fund shareholders will receive shares of the corresponding Acquiring Fund as set forth in the table below:

Target Funds Class	Corresponding Acquiring Fund Class
Class A	Class A
Institutional Class	Institutional Class
Class C	Class C

Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this Statement of Additional Information.

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION

The Acquiring Fund is a series of Managed Portfolio Series (the “Acquiring Trust”). The Target Fund is a series of Advisors Preferred Trust (the “Target Trust”). This Statement of Additional Information incorporates by reference the following documents, which have been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

•Statement of Additional Information dated May 1, 2021 for the Target Funds (the “Target Funds’ SAI”) (File No. 811-22756)

•Statement of Additional Information dated [...] for the Acquiring Funds (“Acquiring Funds SAI”) (File No. [...])

•The audited financial statements and related report of the independent public accounting firm included in the Target Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2020 (“Target Fund Annual Report”). Only the audited financial statements and related report of the independent registered public accounting firm included in the Target Funds’ Annual Report are incorporated herein by reference and no other parts of the Target Fund Annual Report are incorporated by reference.

PRO FORMA FINANCIAL INFORMATION

Under the Agreement and Plan of Reorganization, each Target Fund is proposed to be reorganized into a corresponding Acquiring Fund. Pro forma financial information has not been prepared for the Reorganization of the Target Funds because the corresponding Acquiring Funds are newly organized
3

shell series with no assets (other than seed capital) or liabilities, and will commence investment operations upon completion of the Reorganization in order to continue the operations of the Target Funds. The Target Funds will be the accounting survivors of the Reorganization.

The Reorganization is not expected to result in a material change to the Target Funds’ investment portfolio due to the investment restrictions of the Acquiring Funds. Accordingly, a schedule of investments of the Target Funds modified to reflect such change is not included.

4

PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

ITEM 16. EXHIBITS:

(1)	(a)	Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 4, 2011
(b)
Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference from Post-Effective Amendment No. 314 to Registrant’s Registration Statement on Form N-1A filed on October 24, 2017

(2)		Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(3)		Not applicable.
(4)		Form of Agreement and Plan of Reorganization is attached as Exhibit B to the Proxy Statement/Prospectus contained in this Registration Statement.
(5)		Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011
(6)	(a)	Investment Advisory Agreement between the Trust, on behalf of the Kensington Managed Income Fund and Kensington Dynamic Growth Fund, and Kensington Asset Management, LLC – to be filed by amendment
	(b)	Operating Expenses Limitation Agreement between the Trust, on behalf of the Kensington Managed Income Fund and Kensington Dynamic Growth Fund, and Kensington Asset Management, LLC – to be filed by amendment
(7)		Distribution Agreement between the Trust, on behalf of the Kensington Managed Income Fund and Kensington Dynamic Growth Fund, and Quasar Distributors, LLC – to be filed by amendment

(8)			Not applicable.
(9)	(a)		Custody Agreement between the Trust and U.S. Bank National Association - incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on May 5, 2011
	(b)		Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – to be filed by amendment
(10)			Amended and Restated Rule 12b-1 Plan - to be filed by subsequent amendment
(11)			Opinion and Consent of Counsel by Stradley Ronon Stevens & Young LLP for the Kensington Managed Income Fund and Kensington Dynamic Growth Fund - to be filed by subsequent amendment
(12)			Opinion and Consent of Stradley Ronon Stevens & Young LLP regarding tax matters – to be filed by amendment
(13)	(a)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

		(i)	Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed by amendment
	(b)		Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
		(i)	Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed by amendment
(14)			Consent of Independent Registered Public Accounting Firm is filed herewith
(15)			Not Applicable.
(16)
Powers of Attorney for Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated August 8, 2018 – incorporated herein by reference from Post-Effective Amendment No. 379 to the Trust’s Registration Statement on Form N-1A filed on August 24, 2018.

(17)			Form of Proxy Card - to be filed by amendment

ITEM 17. UNDERTAKINGS:
(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of Milwaukee, State of Wisconsin on the 10th day of January, 2021.

Managed Portfolio Series

By: /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer
President

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 10th day of January, 2021.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ Brian R. Wiedmeyer	President and Principal Executive Officer
Brian R. Wiedmeyer

	/s/ Benjamin Eirich	Treasurer, Principal Financial Officer and Principal Accounting Officer
Benjamin Eirich

*By:	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Attorney-In-Fact pursuant to Power of Attorney